MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.7%)
Activision Blizzard, Inc.	2,271	211,203
Alphabet, Inc. Cl A*	881	1,817,080
Alphabet, Inc. Cl C*	844	1,745,924
AT&T, Inc.	20,798	629,556
Charter Communications, Inc. Cl A*	414	255,446
Comcast Corp. Cl A	13,368	723,343
Discovery, Inc. Cl A*	474	20,600
Discovery, Inc. Cl C*	843	31,098
DISH Network Corp. Cl A*	723	26,173
Electronic Arts, Inc.	846	114,523
Facebook, Inc. Cl A*	7,068	2,081,738
Fox Corp. Cl A	975	35,207
Fox Corp. Cl B	447	15,614
Interpublic Group of Cos., Inc.	1,141	33,317
Live Nation Entertainment, Inc.*	419	35,468
Lumen Technologies, Inc.	2,886	38,528
Netflix, Inc.*	1,299	677,636
News Corp. Cl A	1,143	29,067
News Corp. Cl B	355	8,328
Omnicom Group, Inc.	628	46,566
Take-Two Interactive Software, Inc.*	337	59,548
T-Mobile US, Inc.*	1,710	214,246
Twitter, Inc.*	2,336	148,640
Verizon Communications, Inc.	12,080	702,452
ViacomCBS, Inc. Cl B	1,714	77,301
Walt Disney Co.*	5,304	978,694

		10,757,296

CONSUMER DISCRETIONARY (12.2%)
Advance Auto Parts, Inc.	192	35,230
Amazon.com, Inc.*	1,255	3,883,070
Aptiv PLC*	789	108,803
AutoZone, Inc.*	66	92,684
Best Buy Co., Inc.	670	76,923
Booking Hldgs., Inc.*	120	279,581
BorgWarner, Inc.	700	32,452
Caesars Entertainment, Inc.*	607	53,082
CarMax, Inc.*	477	63,279
Carnival Corp.*	2,311	61,334
Chipotle Mexican Grill, Inc. Cl A*	82	116,507
Darden Restaurants, Inc.	382	54,244
Dollar General Corp.	720	145,886
Dollar Tree, Inc.*	689	78,863
Domino’s Pizza, Inc.	114	41,928
DR Horton, Inc.	968	86,268
eBay, Inc.	1,891	115,805
Etsy, Inc.*	370	74,618
Expedia Group, Inc.*	402	69,192
Ford Motor Co.*	11,459	140,373
Gap, Inc.*	601	17,898
Garmin Ltd.	437	57,618
General Motors Co.*	3,710	213,177
Genuine Parts Co.	422	48,779
Hanesbrands, Inc.	1,018	20,024
Hasbro, Inc.	373	35,853
Hilton Worldwide Hldgs., Inc.*	809	97,824

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Home Depot, Inc.	3,141	958,790
L Brands, Inc.*	683	42,250
Las Vegas Sands Corp.*	959	58,269
Leggett & Platt, Inc.	388	17,712
Lennar Corp. Cl A	804	81,389
LKQ Corp.*	814	34,457
Lowe’s Cos., Inc.	2,132	405,464
Marriott International, Inc. Cl A*	778	115,230
McDonald’s Corp.	2,179	488,401
MGM Resorts International	1,202	45,664
Mohawk Industries, Inc.*	174	33,462
Newell Brands, Inc.	1,107	29,645
NIKE, Inc. Cl B	3,706	492,490
Norwegian Cruise Line Hldgs. Ltd.*	1,058	29,190
NVR, Inc.*	11	51,820
O’Reilly Automotive, Inc.*	206	104,494
Penn National Gaming, Inc.*	431	45,186
Pool Corp.	118	40,738
PulteGroup, Inc.	778	40,798
PVH Corp.*	208	21,986
Ralph Lauren Corp. Cl A*	141	17,366
Ross Stores, Inc.	1,037	124,347
Royal Caribbean Cruises Ltd.*	638	54,619
Starbucks Corp.	3,438	375,670
Tapestry, Inc.*	810	33,380
Target Corp.	1,465	290,173
Tesla, Inc.*	2,245	1,499,503
TJX Cos., Inc.	3,499	231,459
Tractor Supply Co.	340	60,207
Ulta Beauty, Inc.*	164	50,704
Under Armour, Inc. Cl A*	547	12,122
Under Armour, Inc. Cl C*	566	10,448
VF Corp.	935	74,725
Whirlpool Corp.	184	40,544
Wynn Resorts Ltd.*	308	38,614
Yum! Brands, Inc.	876	94,766

		12,247,377

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	5,446	278,617
Archer-Daniels-Midland Co.	1,633	93,081
Brown-Forman Corp. Cl B	536	36,968
Campbell Soup Co.	593	29,810
Church & Dwight Co., Inc.	718	62,717
Clorox Co.	368	70,980
Coca-Cola Co.	11,350	598,258
Colgate-Palmolive Co.	2,488	196,129
Conagra Brands, Inc.	1,431	53,806
Constellation Brands, Inc. Cl A	497	113,316
Costco Wholesale Corp.	1,298	457,519
Estee Lauder Cos., Inc. Cl A	672	195,451
General Mills, Inc.	1,790	109,763
Hershey Co.	429	67,851
Hormel Foods Corp.	821	39,227
JM Smucker Co.	321	40,616
Kellogg Co.	746	47,222
Kimberly-Clark Corp.	992	137,938
Kraft Heinz Co.	1,896	75,840
Kroger Co.	2,232	80,330
Lamb Weston Hldgs., Inc.	427	33,084

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

McCormick & Co., Inc.	730	65,087
Molson Coors Beverage Co. Cl B*	550	28,132
Mondelez International, Inc. Cl A	4,127	241,553
Monster Beverage Corp.*	1,086	98,924
PepsiCo, Inc.	4,037	571,034
Philip Morris International, Inc.	4,548	403,590
Procter & Gamble Co.	7,215	977,127
Sysco Corp.	1,484	116,850
Tyson Foods, Inc. Cl A	861	63,972
Walgreens Boots Alliance, Inc.	2,099	115,235
Walmart, Inc.	4,060	551,470

		6,051,497

ENERGY (2.8%)
APA Corp.	1,115	19,959
Baker Hughes Co. Cl A	2,133	46,094
Cabot Oil & Gas Corp.	1,172	22,010
Chevron Corp.	5,637	590,701
ConocoPhillips	3,976	210,609
Devon Energy Corp.	1,746	38,150
Diamondback Energy, Inc.	532	39,097
EOG Resources, Inc.	1,713	124,244
Exxon Mobil Corp.	12,375	690,896
Halliburton Co.	2,606	55,925
Hess Corp.	799	56,537
HollyFrontier Corp.	436	15,600
Kinder Morgan, Inc.	5,704	94,972
Marathon Oil Corp.	2,324	24,820
Marathon Petroleum Corp.	1,915	102,433
NOV, Inc.*	1,131	15,517
Occidental Petroleum Corp.	2,458	65,432
ONEOK, Inc.	1,302	65,959
Phillips 66	1,280	104,371
Pioneer Natural Resources Co.	605	96,086
Schlumberger NV	4,097	111,397
Valero Energy Corp.	1,196	85,634
Williams Cos., Inc.	3,563	84,408

		2,760,851

FINANCIALS (12.9%)
Aflac, Inc.	1,868	95,604
Allstate Corp.	887	101,916
American Express Co.	1,904	269,302
American International Group, Inc.	2,530	116,911
Ameriprise Financial, Inc.	342	79,498
Aon PLC Cl A	663	152,563
Arthur J. Gallagher & Co.	568	70,869
Assurant, Inc.	170	24,101
Bank of America Corp.	22,102	855,126
Bank of New York Mellon Corp.	2,352	111,226
Berkshire Hathaway, Inc. Cl B*	5,582	1,426,034
BlackRock, Inc. Cl A	412	310,632
Capital One Financial Corp.	1,340	170,488
Cboe Global Markets, Inc.	313	30,890
Charles Schwab Corp.	4,369	284,771
Chubb Ltd.	1,320	208,520
Cincinnati Financial Corp.	438	45,153
Citigroup, Inc.	6,092	443,193
Citizens Financial Group, Inc.	1,239	54,702
CME Group, Inc. Cl A	1,049	214,237
Comerica, Inc.	405	29,055

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Discover Financial Svcs.	896	85,111
Everest Re Group Ltd.	118	29,242
Fifth Third Bancorp	2,072	77,596
First Republic Bank	515	85,876
Franklin Resources, Inc.	798	23,621
Globe Life, Inc.	279	26,960
Goldman Sachs Group, Inc.	1,003	327,981
Hartford Financial Svcs. Group, Inc.	1,040	69,462
Huntington Bancshares, Inc.	2,966	46,626
Intercontinental Exchange, Inc.	1,641	183,267
Invesco Ltd.	1,096	27,641
iShares Core S&P 500 ETF	4,637	1,844,691
JPMorgan Chase & Co.	8,887	1,352,868
KeyCorp	2,827	56,483
Lincoln National Corp.	526	32,754
Loews Corp.	663	33,999
M&T Bank Corp.	376	57,005
MarketAxess Hldgs., Inc.	111	55,269
Marsh & McLennan Cos., Inc.	1,492	181,726
MetLife, Inc.	2,191	133,191
Moody’s Corp.	471	140,645
Morgan Stanley	4,374	339,685
MSCI, Inc. Cl A	242	101,466
Nasdaq, Inc.	336	49,547
Northern Trust Corp.	607	63,802
People’s United Financial, Inc.	1,243	22,250
PNC Financial Svcs. Group, Inc.	1,237	216,982
Principal Financial Group, Inc.	742	44,490
Progressive Corp.	1,717	164,162
Prudential Financial, Inc.	1,159	105,585
Raymond James Financial, Inc.	357	43,754
Regions Financial Corp.	2,797	57,786
S&P Global, Inc.	704	248,421
State Street Corp.	1,027	86,278
SVB Financial Group*	157	77,505
Synchrony Financial	1,588	64,568
T. Rowe Price Group, Inc.	663	113,771
Travelers Cos., Inc.	738	110,995
Truist Financial Corp.	3,930	229,198
U.S. Bancorp	3,974	219,802
Unum Group	592	16,475
Wells Fargo & Co.	12,064	471,340
Willis Towers Watson PLC	378	86,517
WR Berkley Corp.	409	30,818
Zions Bancorporation	478	26,271

		12,958,273

HEALTH CARE (12.8%)
Abbott Laboratories	5,180	620,771
AbbVie, Inc.	5,180	560,580
ABIOMED, Inc.*	133	42,391
Agilent Technologies, Inc.	890	113,155
Alexion Pharmaceuticals, Inc.*	643	98,321
Align Technology, Inc.*	210	113,721
AmerisourceBergen Corp. Cl A	431	50,888
Amgen, Inc.	1,692	420,987
Anthem, Inc.	716	257,008
Baxter International, Inc.	1,474	124,317
Becton Dickinson & Co.	849	206,434
Biogen, Inc.*	448	125,328

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Bio-Rad Laboratories, Inc. Cl A*	63	35,984
Boston Scientific Corp.*	4,142	160,088
Bristol-Myers Squibb Co.	6,548	413,375
Cardinal Health, Inc.	857	52,063
Catalent, Inc.*	497	52,339
Centene Corp.*	1,700	108,647
Cerner Corp.	898	64,548
Cigna Corp.	1,032	249,476
Cooper Cos., Inc.	144	55,309
CVS Health Corp.	3,841	288,958
Danaher Corp.	1,853	417,073
DaVita, Inc.*	212	22,847
DENTSPLY SIRONA, Inc.	640	40,838
Dexcom, Inc.*	281	100,989
Edwards Lifesciences Corp.*	1,824	152,559
Eli Lilly & Co.	2,321	433,609
Gilead Sciences, Inc.	3,683	238,032
HCA Healthcare, Inc.	773	145,587
Henry Schein, Inc.*	416	28,804
Hologic, Inc.*	755	56,157
Humana, Inc.	378	158,476
IDEXX Laboratories, Inc.*	250	122,327
Illumina, Inc.*	427	163,994
Incyte Corp.*	550	44,699
Intuitive Surgical, Inc.*	345	254,934
IQVIA Hldgs., Inc.*	560	108,158
Johnson & Johnson	7,676	1,261,551
Laboratory Corp. of America Hldgs.*	286	72,939
McKesson Corp.	466	90,889
Medtronic PLC	3,936	464,960
Merck & Co., Inc.	7,409	571,160
Mettler-Toledo International, Inc.*	69	79,743
PerkinElmer, Inc.	328	42,079
Perrigo Co. PLC	387	15,662
Pfizer, Inc.	16,328	591,563
Quest Diagnostics, Inc.	390	50,053
Regeneron Pharmaceuticals, Inc.*	309	146,200
ResMed, Inc.	425	82,459
STERIS PLC	250	47,620
Stryker Corp.	955	232,619
Teleflex, Inc.	137	56,918
Thermo Fisher Scientific, Inc.	1,155	527,119
UnitedHealth Group, Inc.	2,765	1,028,774
Universal Health Svcs., Inc. Cl B	228	30,413
Varian Medical Systems, Inc.*	269	47,487
Vertex Pharmaceuticals, Inc.*	762	163,746
Viatris, Inc.*	3,538	49,426
Waters Corp.*	182	51,719
West Pharmaceutical Svcs., Inc.	217	61,146
Zimmer Biomet Hldgs., Inc.	606	97,008
Zoetis, Inc. Cl A	1,390	218,897

		12,785,921

INDUSTRIALS (8.7%)
3M Co.	1,692	326,015
Alaska Air Group, Inc.*	362	25,054
Allegion PLC	265	33,289
American Airlines Group, Inc.*	1,864	44,550
AMETEK, Inc.	673	85,962
AO Smith Corp.	396	26,774

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Boeing Co.*	1,601	407,807
Carrier Global Corp.	2,382	100,568
Caterpillar, Inc.	1,599	370,760
CH Robinson Worldwide, Inc.	393	37,504
Cintas Corp.	257	87,717
Copart, Inc.*	609	66,144
CSX Corp.	2,233	215,306
Cummins, Inc.	433	112,195
Deere & Co.	912	341,216
Delta Air Lines, Inc.*	1,862	89,897
Dover Corp.	419	57,457
Eaton Corp. PLC	1,160	160,405
Emerson Electric Co.	1,751	157,975
Equifax, Inc.	356	64,482
Expeditors International of Washington, Inc.	496	53,414
Fastenal Co.	1,675	84,219
FedEx Corp.	709	201,384
Fortive Corp.	988	69,792
Fortune Brands Home & Security, Inc.	405	38,807
Generac Hldgs., Inc.*	183	59,923
General Dynamics Corp.	678	123,098
General Electric Co.	25,585	335,931
Honeywell International, Inc.	2,029	440,435
Howmet Aerospace, Inc.*	1,135	36,468
Huntington Ingalls Industries, Inc.	118	24,290
IDEX Corp.	222	46,469
IHS Markit Ltd.	1,090	105,490
Illinois Tool Works, Inc.	840	186,077
Ingersoll Rand, Inc.*	1,089	53,590
Jacobs Engineering Group, Inc.	379	48,993
JB Hunt Transport Svcs., Inc.	244	41,009
Johnson Controls International PLC	2,102	125,426
Kansas City Southern	266	70,203
L-3 Harris Technologies, Inc.	602	122,013
Leidos Hldgs., Inc.	391	37,646
Lockheed Martin Corp.	722	266,779
Masco Corp.	752	45,045
Nielsen Hldgs. PLC	1,046	26,307
Norfolk Southern Corp.	734	197,094
Northrop Grumman Corp.	454	146,933
Old Dominion Freight Line, Inc.	280	67,315
Otis Worldwide Corp.	1,193	81,661
PACCAR, Inc.	1,012	94,035
Parker-Hannifin Corp.	377	118,917
Pentair PLC	486	30,288
Quanta Svcs., Inc.	403	35,456
Raytheon Technologies Corp.	4,444	343,388
Republic Svcs., Inc. Cl A	616	61,200
Robert Half International, Inc.	331	25,841
Rockwell Automation, Inc.	339	89,984
Rollins, Inc.	648	22,304
Roper Technologies, Inc.	307	123,825
Snap-on, Inc.	159	36,688
Southwest Airlines Co.*	1,720	105,023
Stanley Black & Decker, Inc.	470	93,845
Teledyne Technologies, Inc.*	108	44,674
Textron, Inc.	663	37,181
Trane Technologies PLC	697	115,395
TransDigm Group, Inc.*	160	94,067

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Union Pacific Corp.	1,945	428,697
United Airlines Hldgs., Inc.*	926	53,282
United Parcel Svc., Inc. Cl B	2,107	358,169
United Rentals, Inc.*	210	69,155
Verisk Analytics, Inc. Cl A	476	84,104
Waste Management, Inc.	1,136	146,567
Westinghouse Air Brake Technologies Corp.	520	41,163
WW Grainger, Inc.	129	51,720
Xylem, Inc.	527	55,430

		8,707,286

INFORMATION TECHNOLOGY (26.1%)
Accenture PLC Cl A	1,846	509,958
Adobe, Inc.*	1,402	666,469
Advanced Micro Devices, Inc.*	3,549	278,596
Akamai Technologies, Inc.*	477	48,606
Amphenol Corp. Cl A	1,755	115,777
Analog Devices, Inc.	1,079	167,331
ANSYS, Inc.*	252	85,569
Apple, Inc.	46,177	5,640,521
Applied Materials, Inc.	2,688	359,117
Arista Networks, Inc.*	160	48,302
Autodesk, Inc.*	644	178,485
Automatic Data Processing, Inc.	1,252	235,964
Broadcom, Inc.	1,192	552,683
Broadridge Financial Solutions, Inc.	338	51,748
Cadence Design Systems, Inc.*	816	111,784
CDW Corp.	412	68,289
Cisco Systems, Inc.	12,308	636,447
Citrix Systems, Inc.	360	50,530
Cognizant Technology Solutions Corp. Cl A	1,548	120,930
Corning, Inc.	2,242	97,549
DXC Technology Co.*	742	23,195
Enphase Energy, Inc.*	380	61,621
F5 Networks, Inc.*	180	37,552
Fidelity National Information Svcs., Inc.	1,820	255,910
Fiserv, Inc.*	1,689	201,059
FleetCor Technologies, Inc.*	244	65,546
FLIR Systems, Inc.	384	21,684
Fortinet, Inc.*	397	73,215
Gartner, Inc.*	260	47,463
Global Payments, Inc.	867	174,770
Hewlett Packard Enterprise Co.	3,807	59,922
HP, Inc.	3,658	116,141
Intel Corp.	11,845	758,080
International Business Machines Corp.	2,608	347,542
Intuit, Inc.	800	306,448
IPG Photonics Corp.*	105	22,149
Jack Henry & Associates, Inc.	223	33,834
Juniper Networks, Inc.	959	24,291
Keysight Technologies, Inc.*	543	77,866
KLA Corp.	450	148,680
Lam Research Corp.	418	248,810
Mastercard, Inc. Cl A	2,572	915,761
Maxim Integrated Products, Inc.	783	71,543
Microchip Technology, Inc.	787	122,158
Micron Technology, Inc.*	3,272	288,623
Microsoft Corp.	22,084	5,206,745
Monolithic Power Systems, Inc.	125	44,151
Motorola Solutions, Inc.	493	92,709

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

NetApp, Inc.	653	47,454
NortonLifeLock, Inc.	1,700	36,142
NVIDIA Corp.	1,816	969,617
NXP Semiconductors NV	815	164,092
Oracle Corp.	5,429	380,953
Paychex, Inc.	939	92,041
Paycom Software, Inc.*	143	52,919
PayPal Hldgs., Inc.*	3,433	833,670
Qorvo, Inc.*	332	60,656
QUALCOMM, Inc.	3,327	441,127
Salesforce.com, Inc.*	2,690	569,930
Seagate Technology PLC	592	45,436
ServiceNow, Inc.*	573	286,563
Skyworks Solutions, Inc.	482	88,437
Synopsys, Inc.*	446	110,510
TE Connectivity Ltd.	968	124,978
Teradyne, Inc.	486	59,136
Texas Instruments, Inc.	2,686	507,627
Trimble, Inc.*	731	56,864
Tyler Technologies, Inc.*	119	50,519
VeriSign, Inc.*	292	58,038
Visa, Inc. Cl A	4,966	1,051,451
Western Digital Corp.	897	59,875
Western Union Co.	1,203	29,666
Xilinx, Inc.	719	89,084
Zebra Technologies Corp. Cl A*	157	76,173

		26,215,081

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	647	182,027
Albemarle Corp.	340	49,677
Amcor PLC	4,559	53,249
Avery Dennison Corp.	244	44,811
Ball Corp.	960	81,350
Celanese Corp. Cl A	334	50,037
CF Industries Hldgs., Inc.	623	28,272
Corteva, Inc.	2,172	101,259
Dow, Inc.	2,184	139,645
DuPont de Nemours, Inc.	1,572	121,484
Eastman Chemical Co.	397	43,718
Ecolab, Inc.	727	155,629
FMC Corp.	378	41,811
Freeport-McMoRan, Inc.*	4,284	141,072
International Flavors & Fragrances, Inc.	727	101,496
International Paper Co.	1,141	61,694
Linde PLC	1,527	427,774
LyondellBasell Industries NV Cl A	753	78,350
Martin Marietta Materials, Inc.	183	61,455
Mosaic Co.	999	31,578
Newmont Corp.	2,350	141,634
Nucor Corp.	868	69,674
Packaging Corp. of America	278	37,385
PPG Industries, Inc.	692	103,980
Sealed Air Corp.	452	20,711
Sherwin-Williams Co.	237	174,908
Vulcan Materials Co.	389	65,644
WestRock Co.	767	39,922

		2,650,246

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

REAL ESTATE (2.4%)
Alexandria Real Estate Equities, Inc.	371	60,955
American Tower Corp.	1,299	310,539
AvalonBay Communities, Inc.	408	75,280
Boston Properties, Inc.	414	41,922
CBRE Group, Inc. Cl A*	982	77,686
Crown Castle International Corp.	1,260	216,884
Digital Realty Trust, Inc.	822	115,770
Duke Realty Corp.	1,092	45,788
Equinix, Inc.	261	177,373
Equity Residential	1,002	71,773
Essex Property Trust, Inc.	191	51,921
Extra Space Storage, Inc.	385	51,032
Federal Realty Investment Trust	204	20,696
Healthpeak Properties, Inc.	1,571	49,864
Host Hotels & Resorts, Inc.*	2,059	34,694
Iron Mountain, Inc.	844	31,236
Kimco Realty Corp.	1,264	23,700
Mid-America Apartment Communities, Inc.	335	48,361
Prologis, Inc.	2,163	229,278
Public Storage	445	109,808
Realty Income Corp.	1,091	69,278
Regency Centers Corp.	462	26,200
SBA Communications Corp. Cl A	320	88,816
Simon Property Group, Inc.	957	108,878
UDR, Inc.	868	38,070
Ventas, Inc.	1,087	57,981
Vornado Realty Trust	459	20,834
Welltower, Inc.	1,217	87,174
Weyerhaeuser Co.	2,193	78,071

		2,419,862

UTILITIES (2.6%)
AES Corp.	1,949	52,253
Alliant Energy Corp.	731	39,591
Ameren Corp.	739	60,125
American Electric Power Co., Inc.	1,449	122,730
American Water Works Co., Inc.	531	79,608
Atmos Energy Corp.	375	37,069
CenterPoint Energy, Inc.	1,610	36,466
CMS Energy Corp.	844	51,670
Consolidated Edison, Inc.	1,001	74,875
Dominion Energy, Inc.	2,353	178,734
DTE Energy Co.	567	75,490
Duke Energy Corp.	2,241	216,324
Edison International	1,108	64,929
Entergy Corp.	584	58,090
Evergy, Inc.	663	39,468
Eversource Energy	1,000	86,590
Exelon Corp.	2,852	124,746
FirstEnergy Corp.	1,587	55,053
NextEra Energy, Inc.	5,732	433,397
NiSource, Inc.	1,145	27,606
NRG Energy, Inc.	715	26,977
Pinnacle West Capital Corp.	329	26,764
PPL Corp.	2,244	64,717
Public Svc. Enterprise Group, Inc.	1,474	88,750
Sempra Energy	880	116,670
Southern Co.	3,089	192,012
WEC Energy Group, Inc.	922	86,290
Xcel Energy, Inc.	1,568	104,288

		2,621,282

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $83,643,089) 99.9%		100,174,972

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

			Shares	Value
WARRANTS
Energy (0.0%) (1)

Occidental Petroleum Corp. - expiring 08/03/2027*			369	4,395

TOTAL WARRANTS (Cost: $1,827) 0.0% (1)				4,395

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	140,532	140,532

TOTAL TEMPORARY CASH INVESTMENT (Cost: $140,532) 0.1%				140,532

TOTAL INVESTMENTS (Cost: $83,785,448) 100.0%				100,319,899

OTHER NET ASSETS -0.0% (1)				(28,549)

NET ASSETS 100.0%				$100,291,350

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.4%)
Activision Blizzard, Inc.	216	20,088
Alphabet, Inc. Cl A*	84	173,252
Alphabet, Inc. Cl C*	80	165,490
AT&T, Inc.	1,992	60,298
Charter Communications, Inc. Cl A*	39	24,064
Comcast Corp. Cl A	1,277	69,098
Discovery, Inc. Cl A*	45	1,956
Discovery, Inc. Cl C*	81	2,988
DISH Network Corp. Cl A*	69	2,498
Electronic Arts, Inc.	80	10,830
Facebook, Inc. Cl A*	672	197,924
Fox Corp. Cl A	93	3,358
Fox Corp. Cl B	42	1,467
Interpublic Group of Cos., Inc.	109	3,183
Live Nation Entertainment, Inc.*	40	3,386
Lumen Technologies, Inc.	276	3,685
Netflix, Inc.*	124	64,686
News Corp. Cl A	109	2,772
News Corp. Cl B	34	797
Omnicom Group, Inc.	60	4,449
Take-Two Interactive Software, Inc.*	32	5,654
T-Mobile US, Inc.*	163	20,422
Twitter, Inc.*	223	14,190
Verizon Communications, Inc.	1,156	67,221
ViacomCBS, Inc. Cl B	163	7,352
Walt Disney Co.*	507	93,552

		1,024,660

CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	18	3,303
Amazon.com, Inc.*	120	371,290
Aptiv PLC*	75	10,342
AutoZone, Inc.*	6	8,426
Best Buy Co., Inc.	64	7,348
Booking Hldgs., Inc.*	12	27,958
BorgWarner, Inc.	66	3,060
Caesars Entertainment, Inc.*	58	5,072
CarMax, Inc.*	45	5,970
Carnival Corp.*	223	5,918
Chipotle Mexican Grill, Inc. Cl A*	7	9,946
Darden Restaurants, Inc.	36	5,112
Dollar General Corp.	68	13,778
Dollar Tree, Inc.*	65	7,440
Domino’s Pizza, Inc.	11	4,046
DR Horton, Inc.	92	8,199
eBay, Inc.	181	11,084
Etsy, Inc.*	35	7,058
Expedia Group, Inc.*	39	6,713
Ford Motor Co.*	1,092	13,377
Gap, Inc.*	57	1,697
Garmin Ltd.	41	5,406
General Motors Co.*	354	20,341
Genuine Parts Co.	40	4,624
Hanesbrands, Inc.	97	1,908
Hasbro, Inc.	35	3,364
Hilton Worldwide Hldgs., Inc.*	78	9,432
Home Depot, Inc.	301	91,880
L Brands, Inc.*	65	4,021
Las Vegas Sands Corp.*	92	5,590
Leggett & Platt, Inc.	37	1,689

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Lennar Corp. Cl A	76	7,693
LKQ Corp.*	77	3,259
Lowe’s Cos., Inc.	204	38,797
Marriott International, Inc. Cl A*	74	10,960
McDonald’s Corp.	208	46,621
MGM Resorts International	115	4,369
Mohawk Industries, Inc.*	16	3,077
Newell Brands, Inc.	106	2,839
NIKE, Inc. Cl B	355	47,176
Norwegian Cruise Line Hldgs. Ltd.*	101	2,786
NVR, Inc.*	1	4,711
O’Reilly Automotive, Inc.*	20	10,145
Penn National Gaming, Inc.*	42	4,403
Pool Corp.	11	3,798
PulteGroup, Inc.	74	3,881
PVH Corp.*	19	2,008
Ralph Lauren Corp. Cl A*	13	1,601
Ross Stores, Inc.	99	11,871
Royal Caribbean Cruises Ltd.*	61	5,222
Starbucks Corp.	329	35,950
Tapestry, Inc.*	78	3,215
Target Corp.	140	27,730
Tesla, Inc.*	214	142,937
TJX Cos., Inc.	335	22,160
Tractor Supply Co.	32	5,667
Ulta Beauty, Inc.*	15	4,637
Under Armour, Inc. Cl A*	52	1,152
Under Armour, Inc. Cl C*	54	997
VF Corp.	90	7,193
Whirlpool Corp.	17	3,746
Wynn Resorts Ltd.*	29	3,636
Yum! Brands, Inc.	83	8,979

		1,168,608

CONSUMER STAPLES (3.6%)
Altria Group, Inc.	519	26,552
Archer-Daniels-Midland Co.	156	8,892
Brown-Forman Corp. Cl B	51	3,518
Campbell Soup Co.	56	2,815
Church & Dwight Co., Inc.	68	5,940
Clorox Co.	35	6,751
Coca-Cola Co.	1,083	57,085
Colgate-Palmolive Co.	237	18,683
Conagra Brands, Inc.	136	5,114
Constellation Brands, Inc. Cl A	47	10,716
Costco Wholesale Corp.	124	43,707
Estee Lauder Cos., Inc. Cl A	64	18,614
General Mills, Inc.	171	10,486
Hershey Co.	41	6,484
Hormel Foods Corp.	78	3,727
JM Smucker Co.	31	3,922
Kellogg Co.	71	4,494
Kimberly-Clark Corp.	94	13,070
Kraft Heinz Co.	181	7,240
Kroger Co.	213	7,666
Lamb Weston Hldgs., Inc.	40	3,099
McCormick & Co., Inc.	70	6,241
Molson Coors Beverage Co. Cl B*	52	2,660
Mondelez International, Inc. Cl A	394	23,061
Monster Beverage Corp.*	103	9,382
PepsiCo, Inc.	385	54,458
Philip Morris International, Inc.	435	38,602
Procter & Gamble Co.	688	93,176
Sysco Corp.	143	11,260
Tyson Foods, Inc. Cl A	82	6,093
Walgreens Boots Alliance, Inc.	200	10,980
Walmart, Inc.	387	52,566

		577,054

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

ENERGY (1.7%)
APA Corp.	106	1,897
Baker Hughes Co. Cl A	204	4,409
Cabot Oil & Gas Corp.	112	2,103
Chevron Corp.	538	56,377
ConocoPhillips	378	20,023
Devon Energy Corp.	165	3,605
Diamondback Energy, Inc.	51	3,748
EOG Resources, Inc.	163	11,822
Exxon Mobil Corp.	1,183	66,047
Halliburton Co.	248	5,322
Hess Corp.	76	5,378
HollyFrontier Corp.	41	1,467
Kinder Morgan, Inc.	544	9,058
Marathon Oil Corp.	220	2,350
Marathon Petroleum Corp.	182	9,735
NOV, Inc.*	108	1,482
Occidental Petroleum Corp.	234	6,229
ONEOK, Inc.	124	6,282
Phillips 66	122	9,948
Pioneer Natural Resources Co.	57	9,053
Schlumberger NV	391	10,631
Valero Energy Corp.	114	8,162
Williams Cos., Inc.	339	8,031

		263,159

FINANCIALS (8.0%)
Aflac, Inc.	179	9,161
Allstate Corp.	84	9,652
American Express Co.	182	25,742
American International Group, Inc.	242	11,183
Ameriprise Financial, Inc.	32	7,438
Aon PLC Cl A	63	14,497
Arthur J. Gallagher & Co.	54	6,737
Assurant, Inc.	16	2,268
Bank of America Corp.	2,122	82,100
Bank of New York Mellon Corp.	225	10,640
Berkshire Hathaway, Inc. Cl B*	533	136,166
BlackRock, Inc. Cl A	39	29,405
Capital One Financial Corp.	128	16,286
Cboe Global Markets, Inc.	29	2,862
Charles Schwab Corp.	418	27,245
Chubb Ltd.	126	19,904
Cincinnati Financial Corp.	41	4,227
Citigroup, Inc.	583	42,413
Citizens Financial Group, Inc.	119	5,254
CME Group, Inc. Cl A	100	20,423
Comerica, Inc.	38	2,726
Discover Financial Svcs.	86	8,169
Everest Re Group Ltd.	11	2,726
Fifth Third Bancorp	199	7,453
First Republic Bank	49	8,171
Franklin Resources, Inc.	76	2,250
Globe Life, Inc.	26	2,512
Goldman Sachs Group, Inc.	96	31,392
Hartford Financial Svcs. Group, Inc.	100	6,679
Huntington Bancshares, Inc.	284	4,465
Intercontinental Exchange, Inc.	157	17,534
Invesco Ltd.	105	2,648
iShares Core S&P 500 ETF	517	205,673

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

JPMorgan Chase & Co.	852	129,700
KeyCorp	271	5,415
Lincoln National Corp.	50	3,113
Loews Corp.	63	3,231
M&T Bank Corp.	35	5,306
MarketAxess Hldgs., Inc.	10	4,979
Marsh & McLennan Cos., Inc.	142	17,296
MetLife, Inc.	210	12,766
Moody’s Corp.	44	13,139
Morgan Stanley	419	32,540
MSCI, Inc. Cl A	23	9,644
Nasdaq, Inc.	32	4,719
Northern Trust Corp.	58	6,096
People’s United Financial, Inc.	119	2,130
PNC Financial Svcs. Group, Inc.	118	20,698
Principal Financial Group, Inc.	70	4,197
Progressive Corp.	164	15,680
Prudential Financial, Inc.	111	10,112
Raymond James Financial, Inc.	34	4,167
Regions Financial Corp.	268	5,537
S&P Global, Inc.	67	23,642
State Street Corp.	98	8,233
SVB Financial Group*	15	7,405
Synchrony Financial	152	6,180
T. Rowe Price Group, Inc.	64	10,982
Travelers Cos., Inc.	70	10,528
Truist Financial Corp.	376	21,928
U.S. Bancorp	382	21,128
Unum Group	56	1,558
Wells Fargo & Co.	1,155	45,126
Willis Towers Watson PLC	36	8,240
WR Berkley Corp.	39	2,939
Zions Bancorp N.A.	45	2,473

		1,266,828

HEALTH CARE (7.7%)
Abbott Laboratories	495	59,321
AbbVie, Inc.	493	53,352
ABIOMED, Inc.*	12	3,825
Agilent Technologies, Inc.	85	10,807
Alexion Pharmaceuticals, Inc.*	61	9,328
Align Technology, Inc.*	20	10,831
AmerisourceBergen Corp. Cl A	41	4,841
Amgen, Inc.	161	40,058
Anthem, Inc.	68	24,409
Baxter International, Inc.	141	11,892
Becton Dickinson & Co.	81	19,695
Biogen, Inc.*	42	11,750
Bio-Rad Laboratories, Inc. Cl A*	6	3,427
Boston Scientific Corp.*	396	15,305
Bristol-Myers Squibb Co.	626	39,519
Cardinal Health, Inc.	82	4,982
Catalent, Inc.*	48	5,055
Centene Corp.*	162	10,353
Cerner Corp.	86	6,182
Cigna Corp.	98	23,691
Cooper Cos., Inc.	13	4,993
CVS Health Corp.	366	27,534
Danaher Corp.	177	39,839
DaVita, Inc.*	20	2,155
DENTSPLY SIRONA, Inc.	61	3,892
DexCom, Inc.*	26	9,344
Edwards Lifesciences Corp.*	174	14,553
Eli Lilly & Co.	222	41,474

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Gilead Sciences, Inc.	351	22,685
HCA Healthcare, Inc.	74	13,937
Henry Schein, Inc.*	39	2,700
Hologic, Inc.*	71	5,281
Humana, Inc.	36	15,093
IDEXX Laboratories, Inc.*	23	11,254
Illumina, Inc.*	41	15,747
Incyte Corp.*	52	4,226
Intuitive Surgical, Inc.*	32	23,646
IQVIA Hldgs., Inc.*	53	10,236
Johnson & Johnson	734	120,633
Laboratory Corp. of America Hldgs.*	27	6,886
McKesson Corp.	44	8,582
Medtronic PLC	377	44,535
Merck & Co., Inc.	707	54,503
Mettler-Toledo International, Inc.*	7	8,090
PerkinElmer, Inc.	31	3,977
Perrigo Co. PLC	37	1,497
Pfizer, Inc.	1,558	56,446
Quest Diagnostics, Inc.	37	4,749
Regeneron Pharmaceuticals, Inc.*	29	13,721
ResMed, Inc.	41	7,955
STERIS PLC	23	4,381
Stryker Corp.	91	22,166
Teleflex, Inc.	13	5,401
Thermo Fisher Scientific, Inc.	109	49,745
UnitedHealth Group, Inc.	264	98,226
Universal Health Svcs., Inc. Cl B	21	2,801
Varian Medical Systems, Inc.*	25	4,413
Vertex Pharmaceuticals, Inc.*	72	15,472
Viatris, Inc.*	337	4,708
Waters Corp.*	17	4,831
West Pharmaceutical Svcs., Inc.	20	5,636
Zimmer Biomet Hldgs., Inc.	58	9,285
Zoetis, Inc. Cl A	133	20,945

		1,216,796

INDUSTRIALS (5.2%)
3M Co.	162	31,214
Alaska Air Group, Inc.*	34	2,353
Allegion PLC	25	3,140
American Airlines Group, Inc.*	179	4,278
AMETEK, Inc.	64	8,175
AO Smith Corp.	37	2,502
Boeing Co.*	153	38,972
Carrier Global Corp.	228	9,626
Caterpillar, Inc.	152	35,244
CH Robinson Worldwide, Inc.	37	3,531
Cintas Corp.	24	8,192
Copart, Inc.*	58	6,299
CSX Corp.	213	20,537
Cummins, Inc.	41	10,624
Deere & Co.	88	32,924
Delta Air Lines, Inc.*	178	8,594
Dover Corp.	40	5,485
Eaton Corp. PLC	111	15,349
Emerson Electric Co.	168	15,157
Equifax, Inc.	34	6,159
Expeditors International of Washington, Inc.	47	5,061
Fastenal Co.	160	8,045
FedEx Corp.	68	19,315
Fortive Corp.	94	6,640
Fortune Brands Home & Security, Inc.	38	3,641
Generac Hldgs., Inc.*	17	5,567

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

General Dynamics Corp.	64	11,620
General Electric Co.	2,449	32,155
Honeywell International, Inc.	194	42,112
Howmet Aerospace, Inc.*	109	3,502
Huntington Ingalls Industries, Inc.	11	2,264
IDEX Corp.	21	4,396
IHS Markit Ltd.	104	10,065
Illinois Tool Works, Inc.	80	17,722
Ingersoll Rand, Inc.*	104	5,118
Jacobs Engineering Group, Inc.	36	4,654
JB Hunt Transport Svcs., Inc.	23	3,866
Johnson Controls International PLC	201	11,994
Kansas City Southern	25	6,598
L-3 Harris Technologies, Inc.	57	11,553
Leidos Hldgs., Inc.	37	3,562
Lockheed Martin Corp.	68	25,126
Masco Corp.	71	4,253
Nielsen Hldgs. PLC	100	2,515
Norfolk Southern Corp.	70	18,796
Northrop Grumman Corp.	43	13,917
Old Dominion Freight Line, Inc.	26	6,251
Otis Worldwide Corp.	114	7,803
PACCAR, Inc.	97	9,013
Parker-Hannifin Corp.	36	11,356
Pentair PLC	46	2,867
Quanta Svcs., Inc.	38	3,343
Raytheon Technologies Corp.	424	32,762
Republic Svcs., Inc. Cl A	58	5,762
Robert Half International, Inc.	31	2,420
Rockwell Automation, Inc.	32	8,494
Rollins, Inc.	61	2,100
Roper Technologies, Inc.	29	11,697
Snap-on, Inc.	15	3,461
Southwest Airlines Co.*	165	10,075
Stanley Black & Decker, Inc.	44	8,785
Teledyne Technologies, Inc.*	10	4,136
Textron, Inc.	63	3,533
Trane Technologies PLC	66	10,927
TransDigm Group, Inc.*	15	8,819
Union Pacific Corp.	187	41,217
United Airlines Hldgs., Inc.*	89	5,121
United Parcel Svc., Inc. Cl B	201	34,168
United Rentals, Inc.*	20	6,586
Verisk Analytics, Inc. Cl A	45	7,951
Waste Management, Inc.	109	14,063
Westinghouse Air Brake Technologies Corp.	49	3,879
WW Grainger, Inc.	12	4,811
Xylem, Inc.	50	5,259

		829,071

INFORMATION TECHNOLOGY (15.7%)
Accenture PLC Cl A	177	48,896
Adobe, Inc.*	134	63,700
Advanced Micro Devices, Inc.*	338	26,533
Akamai Technologies, Inc.*	45	4,585
Amphenol Corp. Cl A	167	11,017
Analog Devices, Inc.	103	15,973
ANSYS, Inc.*	24	8,149
Apple, Inc.	4,408	538,437
Applied Materials, Inc.	256	34,202
Arista Networks, Inc.*	15	4,528
Autodesk, Inc.*	61	16,906
Automatic Data Processing, Inc.	120	22,616
Broadcom, Inc.	114	52,857

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Broadridge Financial Solutions, Inc.	32	4,899
Cadence Design Systems, Inc.*	77	10,548
CDW Corp.	39	6,464
Cisco Systems, Inc.	1,179	60,966
Citrix Systems, Inc.	34	4,772
Cognizant Technology Solutions Corp. Cl A	148	11,562
Corning, Inc.	215	9,355
DXC Technology Co.*	71	2,219
Enphase Energy, Inc.*	36	5,838
F5 Networks, Inc.*	17	3,547
Fidelity National Information Svcs., Inc.	173	24,326
Fiserv, Inc.*	161	19,165
FleetCor Technologies, Inc.*	23	6,179
FLIR Systems, Inc.	36	2,033
Fortinet, Inc.*	37	6,824
Gartner, Inc.*	24	4,381
Global Payments, Inc.	82	16,530
Hewlett Packard Enterprise Co.	363	5,714
HP, Inc.	350	11,112
Intel Corp.	1,135	72,640
International Business Machines Corp.	250	33,315
Intuit, Inc.	76	29,113
IPG Photonics Corp.*	10	2,109
Jack Henry & Associates, Inc.	21	3,186
Juniper Networks, Inc.	92	2,330
Keysight Technologies, Inc.*	51	7,313
KLA Corp.	43	14,207
Lam Research Corp.	39	23,214
Mastercard, Inc. Cl A	245	87,232
Maxim Integrated Products, Inc.	75	6,853
Microchip Technology, Inc.	75	11,642
Micron Technology, Inc.*	312	27,522
Microsoft Corp.	2,107	496,767
Monolithic Power Systems, Inc.	11	3,885
Motorola Solutions, Inc.	47	8,838
NetApp, Inc.	62	4,506
NortonLifeLock, Inc.	163	3,465
NVIDIA Corp.	173	92,370
NXP Semiconductors NV	77	15,503
Oracle Corp.	518	36,348
Paychex, Inc.	90	8,822
Paycom Software, Inc.*	13	4,811
PayPal Hldgs., Inc.*	327	79,409
Qorvo, Inc.*	31	5,664
QUALCOMM, Inc.	317	42,031
Salesforce.com, Inc.*	256	54,239
Seagate Technology PLC	56	4,298
ServiceNow, Inc.*	55	27,506
Skyworks Solutions, Inc.	46	8,440
Synopsys, Inc.*	43	10,654
TE Connectivity Ltd.	92	11,878
Teradyne, Inc.	47	5,719
Texas Instruments, Inc.	257	48,570
Trimble, Inc.*	70	5,445
Tyler Technologies, Inc.*	11	4,670
VeriSign, Inc.*	27	5,367
Visa, Inc. Cl A	474	100,360
Western Digital Corp.	86	5,740
Western Union Co.	115	2,836
Xilinx, Inc.	69	8,549
Zebra Technologies Corp. Cl A*	14	6,793

		2,498,992

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	61	17,162
Albemarle Corp.	32	4,676
Amcor PLC	436	5,093
Avery Dennison Corp.	23	4,224
Ball Corp.	92	7,796
Celanese Corp. Cl A	32	4,794
CF Industries Hldgs., Inc.	59	2,677
Corteva, Inc.	208	9,697
Dow, Inc.	208	13,300
DuPont de Nemours, Inc.	150	11,592
Eastman Chemical Co.	37	4,074
Ecolab, Inc.	69	14,771
FMC Corp.	36	3,982
Freeport-McMoRan, Inc.*	407	13,403
International Flavors & Fragrances, Inc.	69	9,633
International Paper Co.	110	5,948
Linde PLC	146	40,900
LyondellBasell Industries NV Cl A	71	7,388
Martin Marietta Materials, Inc.	17	5,709
Mosaic Co.	96	3,035
Newmont Corp.	224	13,500
Nucor Corp.	83	6,662
Packaging Corp. of America	26	3,496
PPG Industries, Inc.	66	9,917
Sealed Air Corp.	43	1,970
Sherwin-Williams Co.	22	16,236
Vulcan Materials Co.	37	6,244
WestRock Co.	74	3,852

		251,731

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	36	5,915
American Tower Corp.	124	29,643
AvalonBay Communities, Inc.	38	7,011
Boston Properties, Inc.	39	3,949
CBRE Group, Inc. Cl A*	94	7,436
Crown Castle International Corp.	120	20,656
Digital Realty Trust, Inc.	79	11,126
Duke Realty Corp.	104	4,361
Equinix, Inc.	24	16,310
Equity Residential	96	6,876
Essex Property Trust, Inc.	18	4,893
Extra Space Storage, Inc.	36	4,772
Federal Realty Investment Trust	19	1,928
Healthpeak Properties, Inc.	150	4,761
Host Hotels & Resorts, Inc.*	197	3,319
Iron Mountain, Inc.	81	2,998
Kimco Realty Corp.	121	2,269
Mid-America Apartment Communities, Inc.	31	4,475
Prologis, Inc.	207	21,942
Public Storage	42	10,364
Realty Income Corp.	104	6,604
Regency Centers Corp.	44	2,495
SBA Communications Corp. Cl A	30	8,327
Simon Property Group, Inc.	92	10,467
UDR, Inc.	83	3,640
Ventas, Inc.	105	5,601
Vornado Realty Trust	43	1,952
Welltower, Inc.	117	8,381
Weyerhaeuser Co.	209	7,440

		229,911

UTILITIES (1.6%)
AES Corp.	187	5,013
Alliant Energy Corp.	69	3,737

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Ameren Corp.	71	5,776
American Electric Power Co., Inc.	139	11,773
American Water Works Co., Inc.	50	7,496
Atmos Energy Corp.	35	3,460
CenterPoint Energy, Inc.	154	3,488
CMS Energy Corp.	81	4,959
Consolidated Edison, Inc.	96	7,181
Dominion Energy, Inc.	225	17,091
DTE Energy Co.	54	7,190
Duke Energy Corp.	215	20,754
Edison International	106	6,212
Entergy Corp.	55	5,471
Evergy, Inc.	63	3,750
Eversource Energy	96	8,313
Exelon Corp.	273	11,941
FirstEnergy Corp.	152	5,273
NextEra Energy, Inc.	547	41,359
NiSource, Inc.	109	2,628
NRG Energy, Inc.	68	2,566
Pinnacle West Capital Corp.	31	2,522
PPL Corp.	215	6,200
Public Svc. Enterprise Group, Inc.	141	8,490
Sempra Energy	85	11,269
Southern Co.	295	18,337
WEC Energy Group, Inc.	88	8,236
Xcel Energy, Inc.	150	9,976

		250,461

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $8,037,918) 60.3%		9,577,271

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	38	4,816
Cardlytics, Inc.*	99	10,860
Cogent Communications Hldgs., Inc.	139	9,558
Discovery, Inc. Cl A*	180	7,822
Discovery, Inc. Cl C*	885	32,648
ORBCOMM, Inc.*	1,401	10,690
Pinterest, Inc. Cl A*	186	13,770
Take-Two Interactive Software, Inc.*	72	12,723
TEGNA, Inc.	1,874	35,287
Twitter, Inc.*	157	9,989
ViacomCBS, Inc. Cl B	144	6,494
World Wrestling Entertainment, Inc. Cl A	85	4,612
Zynga, Inc. Cl A*	1,724	17,602

		176,871

CONSUMER DISCRETIONARY (5.3%)
Aptiv PLC*	87	11,998
AutoZone, Inc.*	23	32,299
Bloomin’ Brands, Inc.*	1,679	45,417
Bright Horizons Family Solutions, Inc.*	63	10,801
Caesars Entertainment, Inc.*	422	36,904
Capri Hldgs. Ltd.*	809	41,259
Chegg, Inc.*	136	11,650
Darden Restaurants, Inc.	93	13,206
Extended Stay America, Inc.	2,578	50,915
Five Below, Inc.*	281	53,612
Foot Locker, Inc.	121	6,806
Fox Factory Hldg. Corp.*	132	16,772
Haverty Furniture Cos., Inc.	244	9,074

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Johnson Outdoors, Inc. Cl A	61	8,708
Lithia Motors, Inc. Cl A	145	56,563
Marriott Vacations Worldwide Corp.*	372	64,795
NVR, Inc.*	4	18,844
Oxford Industries, Inc.	208	18,183
Ralph Lauren Corp. Cl A*	182	22,415
Red Rock Resorts, Inc. Cl A*	291	9,484
Skyline Champion Corp.*	567	25,663
Sonic Automotive, Inc. Cl A	484	23,992
Sonos, Inc.*	820	30,725
Stamps.com, Inc.*	32	6,384
Steven Madden Ltd.	1,041	38,788
Taylor Morrison Home Corp. Cl A*	933	28,746
Tempur Sealy International, Inc.	611	22,338
Tractor Supply Co.	150	26,562
Williams-Sonoma, Inc.	465	83,328
XPEL, Inc.*	198	10,282
YETI Hldgs., Inc.*	178	12,853

		849,366

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	193	8,658
Church & Dwight Co., Inc.	312	27,253
Constellation Brands, Inc. Cl A	227	51,756
Crimson Wine Group Ltd.*	1,816	12,076
Freshpet, Inc.*	99	15,722
TreeHouse Foods, Inc.*	1,112	58,091
Tyson Foods, Inc. Cl A	67	4,978

		178,534

ENERGY (1.1%)
Baker Hughes Co. Cl A	187	4,041
ChampionX Corp.*	1,056	22,947
Cheniere Energy, Inc.*	263	18,939
Devon Energy Corp.	2,800	61,180
Hess Corp.	82	5,802
MPLX LP	216	5,536
PDC Energy, Inc.*	546	18,782
Renewable Energy Group, Inc.*	236	15,586
Southwestern Energy Co.*	1,131	5,259
Williams Cos., Inc.	1,031	24,424

		182,496

FINANCIALS (6.0%)
American Equity Investment Life Hldg. Co.	418	13,179
American Financial Group, Inc.	233	26,585
Ameriprise Financial, Inc.	170	39,517
Argo Group International Hldgs. Ltd.	205	10,316
Associated Banc-Corp.	278	5,933
BancFirst Corp.	145	10,250
Bank of Marin Bancorp	183	7,166
Banner Corp.	385	20,532
Brookline Bancorp, Inc.	1,187	17,805
Brown & Brown, Inc.	338	15,450
Bryn Mawr Bank Corp.	293	13,334
Dime Community Bancshares, Inc.	338	10,187
Discover Financial Svcs.	286	27,167
Eastern Bankshares, Inc.	1,230	23,727
Ellington Financial, Inc.	1,122	17,963
Enterprise Financial Svcs. Corp.	368	18,194
Essent Group Ltd.	366	17,381
Everest Re Group Ltd.	43	10,656
Fifth Third Bancorp	1,294	48,459
First Financial Bankshares, Inc.	276	12,898
First Interstate BancSystem, Inc. Cl A	574	26,427
First Republic Bank	141	23,512

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Globe Life, Inc.	159	15,365
Green Dot Corp. Cl A*	604	27,657
Hancock Whitney Corp.	518	21,761
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116	6,508
Hartford Financial Svcs. Group, Inc.	506	33,796
Houlihan Lokey, Inc. Cl A	141	9,378
Investors Bancorp, Inc.	828	12,163
iShares Micro-Cap ETF	48	7,054
iShares Russell Mid-Cap ETF	300	22,179
iShares Russell Mid-Cap Value ETF	210	22,953
KeyCorp	689	13,766
Lincoln National Corp.	107	6,663
Moelis & Co. Cl A	706	38,745
MSCI, Inc. Cl A	25	10,482
Peoples Bancorp, Inc.	120	3,980
Primerica, Inc.	177	26,164
Progressive Corp.	181	17,305
Raymond James Financial, Inc.	100	12,256
Reinsurance Group of America, Inc. Cl A	78	9,832
RLI Corp.	84	9,372
Safety Insurance Group, Inc.	49	4,128
Selective Insurance Group, Inc.	326	23,648
Signature Bank	25	5,653
Starwood Property Trust, Inc.	1,048	25,927
Stifel Financial Corp.	205	13,132
Stock Yards Bancorp, Inc.	701	35,793
SVB Financial Group*	27	13,329
Synchrony Financial	209	8,498
TriCo Bancshares	299	14,164
UMB Financial Corp.	208	19,205
Voya Financial, Inc.	138	8,782
Webster Financial Corp.	280	15,431
Zions Bancorporation	225	12,366

		944,073

HEALTH CARE (5.1%)
1Life Healthcare, Inc.*	182	7,113
ACADIA Pharmaceuticals, Inc.*	218	5,650
Acceleron Pharma, Inc.*	45	6,102
Agilent Technologies, Inc.	288	36,617
Align Technology, Inc.*	29	15,704
Allakos, Inc.*	50	5,739
Alnylam Pharmaceuticals, Inc.*	52	7,342
Amicus Therapeutics, Inc.*	415	4,100
Arrowhead Pharmaceuticals, Inc.*	151	10,013
Biohaven Pharmaceutical Hldg. Co. Ltd.*	153	10,458
Blueprint Medicines Corp.*	90	8,751
CareDx, Inc.*	120	8,171
Centene Corp.*	144	9,203
Chemed Corp.	29	13,335
ChemoCentryx, Inc.*	105	5,380
Coherus Biosciences, Inc.*	265	3,872
CONMED Corp.	84	10,970
Emergent BioSolutions, Inc.*	117	10,870
Envista Hldgs. Corp.*	230	9,384
Esperion Therapeutics, Inc.*	153	4,292
Exact Sciences Corp.*	69	9,093
Fate Therapeutics, Inc.*	119	9,811
FibroGen, Inc.*	142	4,929
HealthEquity, Inc.*	123	8,364
Hill-Rom Hldgs., Inc.	90	9,943
Horizon Therapeutics PLC*	385	35,437
Humana, Inc.	33	13,835
IDEXX Laboratories, Inc.*	28	13,701

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

ImmunityBio, Inc.*	324	7,692
Incyte Corp.*	86	6,989
Inmode Ltd.*	113	8,178
Insmed, Inc.*	191	6,505
Inspire Medical Systems, Inc.*	48	9,936
Insulet Corp.*	44	11,480
Intersect ENT, Inc.*	240	5,011
Invitae Corp.*	202	7,718
iRhythm Technologies, Inc.*	60	8,332
Karyopharm Therapeutics, Inc.*	254	2,672
Kodiak Sciences, Inc.*	74	8,391
Krystal Biotech, Inc.*	64	4,931
LHC Group, Inc.*	69	13,193
Madrigal Pharmaceuticals, Inc.*	38	4,445
Medpace Hldgs., Inc.*	48	7,874
Mettler-Toledo International, Inc.*	16	18,491
Mirati Therapeutics, Inc.*	58	9,935
Moderna, Inc.*	86	11,262
NanoString Technologies, Inc.*	288	18,924
Natera, Inc.*	114	11,576
Neogen Corp.*	96	8,533
NeoGenomics, Inc.*	194	9,357
Nevro Corp.*	59	8,231
Novavax, Inc.*	64	11,604
Omnicell, Inc.*	83	10,779
Orchard Therapeutics PLC*	491	3,565
OrthoPediatrics Corp.*	158	7,703
Pacific Biosciences of California, Inc.*	245	8,161
Penumbra, Inc.*	51	13,800
Progyny, Inc.*	89	3,961
Repligen Corp.*	51	9,915
Sage Therapeutics, Inc.*	102	7,635
SeaSpine Hldgs. Corp.*	586	10,196
Sientra, Inc.*	3,483	25,391
Silk Road Medical, Inc.*	108	5,470
Simulations Plus, Inc.	142	8,980
Sorrento Therapeutics, Inc.*	575	4,755
STAAR Surgical Co.*	125	13,176
Supernus Pharmaceuticals, Inc.*	829	21,703
Syneos Health, Inc. Cl A*	371	28,140
Tactile Systems Technology, Inc.*	154	8,391
Tandem Diabetes Care, Inc.*	146	12,885
Theravance Biopharma, Inc.*	166	3,388
Ultragenyx Pharmaceutical, Inc.*	81	9,223
Veeva Systems, Inc. Cl A*	63	16,458
Vericel Corp.*	506	28,108
Xencor, Inc.*	123	5,296
Zimmer Biomet Hldgs., Inc.	194	31,055

		817,573

INDUSTRIALS (6.9%)
Alaska Air Group, Inc.*	568	39,311
Arcosa, Inc.	432	28,119
Axon Enterprise, Inc.*	118	16,806
AZEK Co., Inc. Cl A*	139	5,845
Bloom Energy Corp. Cl A*	294	7,953
Boise Cascade Co.	296	17,710
Builders FirstSource, Inc.*	671	31,114
Carlisle Cos., Inc.	265	43,614
Casella Waste Systems, Inc. Cl A*	100	6,357
Clean Harbors, Inc.*	144	12,105
Deluxe Corp.	775	32,519
Dover Corp.	242	33,185
Ducommun, Inc.*	118	7,080

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

EMCOR Group, Inc.	131	14,693
Encore Wire Corp.	433	29,067
EnPro Industries, Inc.	375	31,976
ESCO Technologies, Inc.	294	32,014
Exponent, Inc.	108	10,525
Federal Signal Corp.	321	12,294
Franklin Electric Co., Inc.	125	9,867
FuelCell Energy, Inc.*	431	6,211
Generac Hldgs., Inc.*	52	17,027
Gorman-Rupp Co.	199	6,589
HEICO Corp. Cl A	120	13,632
IAA, Inc.*	206	11,359
ICF International, Inc.	163	14,246
Jacobs Engineering Group, Inc.	100	12,927
Kansas City Southern	98	25,864
L-3 Harris Technologies, Inc.	94	19,052
Lennox International, Inc.	67	20,876
ManTech International Corp. Cl A	127	11,043
Masonite International Corp.*	84	9,680
Miller Industries, Inc.	924	42,679
Mueller Industries, Inc.	1,448	59,875
Old Dominion Freight Line, Inc.	237	56,977
Oshkosh Corp.	113	13,409
Parsons Corp.*	99	4,004
Plug Power, Inc.*	419	15,017
Quanta Svcs., Inc.	195	17,156
Rexnord Corp.	421	19,825
Rockwell Automation, Inc.	70	18,581
Saia, Inc.*	73	16,832
Simpson Manufacturing Co., Inc.	119	12,344
Stanley Black & Decker, Inc.	81	16,174
Sunrun, Inc.*	82	4,959
Teledyne Technologies, Inc.*	31	12,824
Tetra Tech, Inc.	81	10,993
Trane Technologies PLC	190	31,456
TransUnion	149	13,410
Trex Co., Inc.*	285	26,089
UFP Industries, Inc.	441	33,445
Upwork, Inc.*	243	10,879
VSE Corp.	674	26,623
Werner Enterprises, Inc.	356	16,793
Willdan Group, Inc.*	148	6,075
Woodward, Inc.	169	20,386

		1,097,465

INFORMATION TECHNOLOGY (6.1%)
Akoustis Technologies, Inc.*	449	5,990
Altair Engineering, Inc. Cl A*	131	8,197
Amphenol Corp. Cl A	312	20,583
Analog Devices, Inc.	91	14,113
Blackline, Inc.*	106	11,490
Cambium Networks Corp.*	273	12,755
Ciena Corp.*	412	22,545
Cloudera, Inc.*	1,142	13,898
CMC Materials, Inc.	55	9,723
Cohu, Inc.*	399	16,694
Concentrix Corp.*	145	21,709
Domo, Inc. Cl B*	200	11,258
DXC Technology Co.*	834	26,071
EchoStar Corp. Cl A*	94	2,256
EPAM Systems, Inc.*	67	26,578
Euronet Worldwide, Inc.*	263	36,373
Everspin Technologies, Inc.*	755	4,530
Five9, Inc.*	338	52,839

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FLIR Systems, Inc.	199	11,237
Globant S.A.*	57	11,834
Guidewire Software, Inc.*	89	9,045
Hewlett Packard Enterprise Co.	773	12,167
II-VI, Inc.*	371	25,365
Keysight Technologies, Inc.*	59	8,461
KLA Corp.	71	23,459
LivePerson, Inc.*	205	10,812
Lumentum Hldgs., Inc.*	236	21,559
Marvell Technology Group Ltd.	215	10,531
MAXIMUS, Inc.	108	9,616
MaxLinear, Inc. Cl A*	461	15,711
Microchip Technology, Inc.	79	12,262
MKS Instruments, Inc.	79	14,648
Monolithic Power Systems, Inc.	48	16,954
Motorola Solutions, Inc.	81	15,232
New Relic, Inc.*	69	4,242
Novanta, Inc.*	81	10,683
Okta, Inc. Cl A*	63	13,887
Palo Alto Networks, Inc.*	31	9,984
Perficient, Inc.*	435	25,543
Ping Identity Hldg. Corp.*	190	4,167
Plexus Corp.*	80	7,347
Proofpoint, Inc.*	120	15,095
PTC, Inc.*	208	28,631
Q2 Hldgs., Inc.*	79	7,916
Qorvo, Inc.*	79	14,433
Rapid7, Inc.*	288	21,488
Richardson Electronics Ltd.*	1,404	8,944
RingCentral, Inc. Cl A*	22	6,553
Sailpoint Technologies Hldgs., Inc.*	497	25,168
Sequans Communications S.A.*	678	4,095
Silicon Laboratories, Inc.*	77	10,862
SiTime Corp.*	64	6,310
Skyworks Solutions, Inc.	62	11,376
Splunk, Inc.*	110	14,903
Synaptics, Inc.*	199	26,949
Synopsys, Inc.*	74	18,336
Twilio, Inc. Cl A*	68	23,172
ViaSat, Inc.*	896	43,071
Western Digital Corp.	72	4,806
Xperi Hldg. Corp.	957	20,834
Zendesk, Inc.*	208	27,585

		962,875

MATERIALS (2.3%)
Ashland Global Hldgs., Inc.	316	28,051
Avient Corp.	276	13,047
Coeur Mining, Inc.*	2,648	23,911
Crown Hldgs., Inc.	647	62,785
Ferro Corp.*	2,051	34,580
FMC Corp.	119	13,163
Freeport-McMoRan, Inc.*	533	17,551
Hawkins, Inc.	122	4,089
Innospec, Inc.	90	9,242
International Flavors & Fragrances, Inc.	89	12,425
Kaiser Aluminum Corp.	153	16,907
Materion Corp.	372	24,641
Newmont Corp.	514	30,979
Packaging Corp. of America	117	15,734
Steel Dynamics, Inc.	163	8,274
Stepan Co.	76	9,660
Valvoline, Inc.	1,131	29,485
Vulcan Materials Co.	88	14,850

		369,374

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

REAL ESTATE (2.2%)
Alexander’s, Inc.	29	8,042
American Campus Communities, Inc.	154	6,648
Apartment Income REIT Corp.	197	8,424
AvalonBay Communities, Inc.	54	9,964
Brandywine Realty Trust	610	7,875
Camden Property Trust	104	11,431
Cousins Properties, Inc.	397	14,034
CTO Realty Growth, Inc.	103	5,357
Duke Realty Corp.	1,223	51,280
Easterly Government Properties, Inc.	1,027	21,290
EastGroup Properties, Inc.	54	7,737
Equity Commonwealth	494	13,733
Equity LifeStyle Properties, Inc.	86	5,473
Highwoods Properties, Inc.	312	13,397
Host Hotels & Resorts, Inc.*	734	12,368
Industrial Logistics Properties Trust	459	10,616
Kilroy Realty Corp.	314	20,608
Physicians Realty Trust	313	5,531
PotlatchDeltic Corp.	243	12,860
QTS Realty Trust, Inc. Cl A	295	18,302
Realty Income Corp.	125	7,938
Redfin Corp.*	181	12,053
Sabra Health Care REIT, Inc.	465	8,072
Sun Communities, Inc.	129	19,355
Vornado Realty Trust	82	3,722
Welltower, Inc.	326	23,351
Weyerhaeuser Co.	160	5,696

		345,157

UTILITIES (1.8%)
AES Corp.	448	12,011
Ameren Corp.	192	15,622
Atmos Energy Corp.	80	7,908
Avista Corp.	332	15,853
Black Hills Corp.	309	20,632
Chesapeake Utilities Corp.	104	12,073
DTE Energy Co.	106	14,112
Entergy Corp.	118	11,737
Evergy, Inc.	689	41,016
Fortis, Inc.	419	18,172
NiSource, Inc.	716	17,263
NorthWestern Corp.	217	14,148
NRG Energy, Inc.	202	7,621
Portland General Electric Co.	215	10,206
PPL Corp.	300	8,653
Public Svc. Enterprise Group, Inc.	273	16,437
Sempra Energy	189	25,058
Spire, Inc.	161	11,896

		280,418

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $4,807,282) 39.0%		6,204,202

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	59,427	59,427

TOTAL TEMPORARY CASH INVESTMENT (Cost: $59,427) 0.4%				59,427

TOTAL INVESTMENTS (Cost: $12,904,627) 99.7%				15,840,900

OTHER NET ASSETS 0.3%				51,193

NET ASSETS 100.0%				$15,892,093

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.7%)
ORBCOMM, Inc.*	8,940	68,212
TEGNA, Inc.	10,925	205,718

		273,930

CONSUMER DISCRETIONARY (12.6%)
Bloomin’ Brands, Inc.*	6,349	171,741
Capri Hldgs. Ltd.*	3,204	163,404
Extended Stay America, Inc.	3,049	60,218
Haverty Furniture Cos., Inc.	1,453	54,037
Johnson Outdoors, Inc. Cl A	331	47,250
Marriott Vacations Worldwide Corp.*	1,035	180,276
Oxford Industries, Inc.	1,046	91,441
Sonic Automotive, Inc. Cl A	3,014	149,404
Steven Madden Ltd.	4,408	164,242
Taylor Morrison Home Corp. Cl A*	3,482	107,281
Williams-Sonoma, Inc.	500	89,600

		1,278,894

CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	11,010	73,216
TreeHouse Foods, Inc.*	4,467	233,356

		306,572

ENERGY (5.0%)
ChampionX Corp.*	6,195	134,617
Devon Energy Corp.	7,522	164,356
PDC Energy, Inc.*	3,239	111,421
Renewable Energy Group, Inc.*	1,491	98,466

		508,860

FINANCIALS (23.9%)
American Equity Investment Life Hldg. Co.	2,652	83,618
Argo Group International Hldgs. Ltd.	1,353	68,083
BancFirst Corp.	632	44,676
Bank of Marin Bancorp	1,185	46,405
Banner Corp.	2,468	131,618
Brookline Bancorp, Inc.	7,443	111,645
Bryn Mawr Bank Corp.	1,681	76,502
Dime Community Bancshares, Inc.	1,750	52,745
Eastern Bankshares, Inc.	7,033	135,667
Ellington Financial, Inc.	7,119	113,975
Enterprise Financial Svcs. Corp.	2,442	120,732
Essent Group Ltd.	2,296	109,037
First Interstate BancSystem, Inc. Cl A	3,641	167,632
Green Dot Corp. Cl A*	2,642	120,977
Hancock Whitney Corp.	3,202	134,516
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	709	39,775
Investors Bancorp, Inc.	5,266	77,358
Moelis & Co. Cl A	1,535	84,241
Peoples Bancorp, Inc.	711	23,584
Safety Insurance Group, Inc.	344	28,982
Selective Insurance Group, Inc.	1,983	143,847
Stifel Financial Corp.	1,267	81,164
Stock Yards Bancorp, Inc.	4,058	207,201
TriCo Bancshares	1,859	88,061
UMB Financial Corp.	1,350	124,645

		2,416,686

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

HEALTH CARE (5.6%)
NanoString Technologies, Inc.*	1,089	71,558
Novavax, Inc.*	306	55,481
SeaSpine Hldgs. Corp.*	3,314	57,664
Sientra, Inc.*	13,343	97,270
Supernus Pharmaceuticals, Inc.*	3,588	93,934
Syneos Health, Inc. Cl A*	1,300	98,605
Vericel Corp.*	1,555	86,380

		560,892

INDUSTRIALS (20.7%)
Arcosa, Inc.	2,043	132,979
Boise Cascade Co.	1,524	91,181
Builders FirstSource, Inc.*	2,866	132,897
Deluxe Corp.	4,701	197,254
Encore Wire Corp.	2,247	150,841
EnPro Industries, Inc.	2,311	197,059
ICF International, Inc.	555	48,507
ManTech International Corp. Cl A	822	71,473
Miller Industries, Inc.	5,607	258,987
Mueller Industries, Inc.	5,955	246,239
Rexnord Corp.	2,713	127,755
UFP Industries, Inc.	2,598	197,032
VSE Corp.	3,929	155,196
Werner Enterprises, Inc.	1,870	88,208

		2,095,608

INFORMATION TECHNOLOGY (7.6%)
Cloudera, Inc.*	3,958	48,169
Cohu, Inc.*	1,294	54,141
Concentrix Corp.*	887	132,801
EchoStar Corp. Cl A*	728	17,472
Everspin Technologies, Inc.*	2,174	13,044
II-VI, Inc.*	994	67,960
Perficient, Inc.*	683	40,106
Plexus Corp.*	519	47,665
Richardson Electronics Ltd.*	9,425	60,037
Sequans Communications S.A.*	4,099	24,758
Synaptics, Inc.*	445	60,262
ViaSat, Inc.*	1,941	93,304
Xperi Hldg. Corp.	4,932	107,369

		767,088

MATERIALS (7.1%)
Avient Corp.	1,747	82,581
Coeur Mining, Inc.*	9,884	89,252
Ferro Corp.*	12,524	211,155
Kaiser Aluminum Corp.	965	106,632
Materion Corp.	2,344	155,267
Stepan Co.	534	67,877

		712,764

REAL ESTATE (6.2%)
Alexander’s, Inc.	117	32,444
Cousins Properties, Inc.	2,561	90,531
CTO Realty Growth, Inc.	698	36,303
Easterly Government Properties, Inc.	5,057	104,832
Equity Commonwealth	2,523	70,139
Highwoods Properties, Inc.	2,026	86,996
Industrial Logistics Properties Trust	3,006	69,529
PotlatchDeltic Corp.	1,564	82,767
Sabra Health Care REIT, Inc.	2,966	51,490

		625,031

UTILITIES (3.5%)
Avista Corp.	2,143	102,328
Black Hills Corp.	1,616	107,900
NorthWestern Corp.	1,143	74,524
Spire, Inc.	983	72,634

		357,386

TOTAL COMMON STOCKS (Cost: $8,157,346) 97.9%		9,903,711

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (6.0%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	610,291	610,291

TOTAL TEMPORARY CASH INVESTMENT (Cost: $610,291) 6.0%				610,291

TOTAL INVESTMENTS (Cost: $8,767,637) 103.9%				10,514,002

OTHER NET ASSETS -3.9%				(390,628)

NET ASSETS 100.0%				$10,123,374

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.3%)
Bandwidth, Inc. Cl A*	422	53,484
Cardlytics, Inc.*	1,096	120,231
Cogent Communications Hldgs., Inc.	1,563	107,472
World Wrestling Entertainment, Inc. Cl A	956	51,873
Zynga, Inc. Cl A*	4,570	46,660

		379,720

CONSUMER DISCRETIONARY (19.1%)
Bloomin’ Brands, Inc.*	7,488	202,551
Caesars Entertainment, Inc.*	2,958	258,677
Extended Stay America, Inc.	10,992	217,092
Five Below, Inc.*	1,202	229,330
Fox Factory Hldg. Corp.*	1,506	191,352
Lithia Motors, Inc. Cl A	708	276,184
Marriott Vacations Worldwide Corp.*	822	143,176
Red Rock Resorts, Inc. Cl A*	3,329	108,492
Skyline Champion Corp.*	6,382	288,849
Sonos, Inc.*	8,837	331,122
Stamps.com, Inc.*	365	72,821
Steven Madden Ltd.	3,791	141,253
Taylor Morrison Home Corp. Cl A*	2,474	76,224
Tempur Sealy International, Inc.	2,580	94,325
Williams-Sonoma, Inc.	1,300	232,960
XPEL, Inc.*	2,259	117,310
YETI Hldgs., Inc.*	1,949	140,737

		3,122,455

CONSUMER STAPLES (1.6%)
BJ’s Wholesale Club Hldgs., Inc.*	2,106	94,475
Freshpet, Inc.*	1,072	170,245

		264,720

ENERGY (0.4%)
Southwestern Energy Co.*	12,719	59,143

FINANCIALS (6.4%)
First Financial Bankshares, Inc.	3,006	140,470
Green Dot Corp. Cl A*	1,878	85,993
Houlihan Lokey, Inc. Cl A	1,608	106,948
iShares Micro-Cap ETF	547	80,382
iShares Russell 2000 Growth ETF	925	278,184
Moelis & Co. Cl A	2,678	146,969
Primerica, Inc.	768	113,526
RLI Corp.	905	100,971

		1,053,443

HEALTH CARE (27.7%)
1Life Healthcare, Inc.*	1,977	77,261
ACADIA Pharmaceuticals, Inc.*	1,160	29,928
Acceleron Pharma, Inc.*	485	65,771
Allakos, Inc.*	552	63,359
Amicus Therapeutics, Inc.*	4,907	48,481
Arrowhead Pharmaceuticals, Inc.*	1,638	108,616
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,703	116,400
Blueprint Medicines Corp.*	984	95,674
CareDx, Inc.*	1,357	92,398
ChemoCentryx, Inc.*	1,241	63,589
Coherus Biosciences, Inc.*	3,145	45,948
CONMED Corp.	934	121,971
Emergent BioSolutions, Inc.*	1,260	117,067

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Esperion Therapeutics, Inc.*	1,660	46,563
Fate Therapeutics, Inc.*	1,303	107,432
FibroGen, Inc.*	1,686	58,521
HealthEquity, Inc.*	1,331	90,508
ImmunityBio, Inc.*	3,481	82,639
Inmode Ltd.*	1,165	84,311
Insmed, Inc.*	2,223	75,715
Inspire Medical Systems, Inc.*	521	107,842
Intersect ENT, Inc.*	2,995	62,536
Invitae Corp.*	2,252	86,049
iRhythm Technologies, Inc.*	675	93,730
Karyopharm Therapeutics, Inc.*	2,779	29,235
Kodiak Sciences, Inc.*	846	95,928
Krystal Biotech, Inc.*	674	51,925
LHC Group, Inc.*	747	142,834
Madrigal Pharmaceuticals, Inc.*	448	52,403
Medpace Hldgs., Inc.*	502	82,353
Mirati Therapeutics, Inc.*	668	114,428
NanoString Technologies, Inc.*	1,202	78,983
Natera, Inc.*	1,307	132,713
Neogen Corp.*	1,055	93,779
NeoGenomics, Inc.*	2,079	100,270
Nevro Corp.*	655	91,372
Novavax, Inc.*	199	36,081
Omnicell, Inc.*	939	121,948
Orchard Therapeutics PLC*	5,252	38,130
OrthoPediatrics Corp.*	1,766	86,092
Pacific Biosciences of California, Inc.*	2,720	90,603
Progyny, Inc.*	1,007	44,822
Sage Therapeutics, Inc.*	549	41,093
Sientra, Inc.*	13,450	98,050
Silk Road Medical, Inc.*	1,203	60,932
Simulations Plus, Inc.	1,588	100,425
Sorrento Therapeutics, Inc.*	6,411	53,019
STAAR Surgical Co.*	1,373	144,728
Supernus Pharmaceuticals, Inc.*	3,031	79,352
Tactile Systems Technology, Inc.*	1,754	95,575
Tandem Diabetes Care, Inc.*	881	77,748
Theravance Biopharma, Inc.*	1,709	34,881
Ultragenyx Pharmaceutical, Inc.*	887	100,994
Vericel Corp.*	2,770	153,874
Xencor, Inc.*	1,500	64,590

		4,531,469

INDUSTRIALS (14.3%)
Arcosa, Inc.	1,308	85,138
AZEK Co., Inc. Cl A*	1,563	65,724
Bloom Energy Corp. Cl A*	3,172	85,803
Casella Waste Systems, Inc. Cl A*	1,113	70,753
Ducommun, Inc.*	1,289	77,340
EMCOR Group, Inc.	1,446	162,183
ESCO Technologies, Inc.	1,731	188,489
Exponent, Inc.	1,180	114,991
Federal Signal Corp.	3,611	138,301
Franklin Electric Co., Inc.	1,359	107,279
FuelCell Energy, Inc.*	4,884	70,378
Gorman-Rupp Co.	2,297	76,054
ICF International, Inc.	908	79,359
Masonite International Corp.*	927	106,828
Parsons Corp.*	1,103	44,605

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Plug Power, Inc.*	4,716	169,021
Saia, Inc.*	789	181,928
Simpson Manufacturing Co., Inc.	1,316	136,509
Sunrun, Inc.*	952	57,577
Tetra Tech, Inc.	884	119,977
Upwork, Inc.*	2,772	124,102
Willdan Group, Inc.*	1,679	68,923

		2,331,262

INFORMATION TECHNOLOGY (20.1%)
Akoustis Technologies, Inc.*	5,155	68,768
Altair Engineering, Inc. Cl A*	1,430	89,475
Blackline, Inc.*	1,145	124,118
Cambium Networks Corp.*	3,119	145,720
Cloudera, Inc.*	5,595	68,091
CMC Materials, Inc.	603	106,604
Cohu, Inc.*	2,230	93,303
Domo, Inc. Cl B*	2,261	127,272
Everspin Technologies, Inc.*	4,571	27,426
Five9, Inc.*	1,259	196,819
Globant S.A.*	634	131,625
II-VI, Inc.*	2,252	153,969
LivePerson, Inc.*	2,318	122,251
Lumentum Hldgs., Inc.*	958	87,513
MAXIMUS, Inc.	1,214	108,095
MaxLinear, Inc. Cl A*	4,934	168,151
New Relic, Inc.*	792	48,692
Novanta, Inc.*	886	116,855
Perficient, Inc.*	3,452	202,701
Ping Identity Hldg. Corp.*	2,071	45,417
Q2 Hldgs., Inc.*	894	89,579
Rapid7, Inc.*	3,252	242,632
Sailpoint Technologies Hldgs., Inc.*	5,432	275,076
Silicon Laboratories, Inc.*	830	117,088
SiTime Corp.*	731	72,077
Synaptics, Inc.*	1,260	170,629
Viasat, Inc.*	1,783	85,709

		3,285,655

MATERIALS (2.4%)
Coeur Mining, Inc.*	11,395	102,897
Hawkins, Inc.	1,351	45,286
Innospec, Inc.	986	101,252
Valvoline, Inc.	5,383	140,335

		389,770

REAL ESTATE (2.6%)
Easterly Government Properties, Inc.	3,907	80,992
EastGroup Properties, Inc.	588	84,249
Physicians Realty Trust	3,483	61,544
QTS Realty Trust, Inc. Cl A	1,094	67,872
Redfin Corp.*	2,015	134,179

		428,836

UTILITIES (0.8%)
Chesapeake Utilities Corp.	1,081	125,482

TOTAL COMMON STOCKS (Cost: $11,976,284) 97.7%		15,971,955

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	436,420	436,420

TOTAL TEMPORARY CASH INVESTMENT (Cost: $436,420) 2.7%				436,420

TOTAL INVESTMENTS (Cost: $12,412,704) 100.4%				16,408,375

OTHER NET ASSETS -0.4%				(67,188)

NET ASSETS 100.0%				$16,341,187

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	198	10,526
ATN International, Inc.	72	3,537
Cincinnati Bell, Inc.*	337	5,173
Cogent Communications Hldgs., Inc.	280	19,253
Consolidated Communications Hldgs., Inc.*	482	3,470
EW Scripps Co. Cl A	379	7,303
Gannett Co., Inc.*	874	4,702
Glu Mobile, Inc.*	995	12,418
Marcus Corp.*	156	3,118
Meredith Corp.*	269	8,011
QuinStreet, Inc.*	325	6,598
Scholastic Corp.	199	5,992
Shenandoah Telecommunications Co.	331	16,156
Spok Hldgs., Inc.	117	1,227
TechTarget, Inc.*	156	10,834
Vonage Hldgs. Corp.*	1,550	18,321

		136,639

CONSUMER DISCRETIONARY (15.6%)
Aaron’s Co., Inc.	226	5,804
Abercrombie & Fitch Co. Cl A*	413	14,170
American Axle & Manufacturing Hldgs., Inc.*	750	7,245
American Public Education, Inc.*	123	4,383
America’s Car-Mart, Inc.*	40	6,095
Asbury Automotive Group, Inc.*	128	25,152
Barnes & Noble Education, Inc.*	201	1,636
Bed Bath & Beyond, Inc.*	803	23,408
Big Lots, Inc.	224	15,299
BJ’s Restaurants, Inc.*	154	8,944
Bloomin’ Brands, Inc.*	531	14,364
Boot Barn Hldgs., Inc.*	192	11,964
Brinker International, Inc.*	301	21,389
Buckle, Inc.	190	7,463
Caleres, Inc.	251	5,472
Callaway Golf Co.	624	16,692
Cato Corp. Cl A*	130	1,560
Cavco Industries, Inc.*	56	12,634
Century Communities, Inc.*	192	11,581
Cheesecake Factory, Inc.*	279	16,324
Chico’s FAS, Inc.*	794	2,628
Children’s Place, Inc.*	97	6,761
Chuy’s Hldgs., Inc.*	130	5,762
Conn’s, Inc.*	128	2,490
Cooper Tire & Rubber Co.	334	18,697
Cooper-Standard Hldgs., Inc.*	111	4,032
Core-Mark Hldg. Co., Inc.	299	11,568
Crocs, Inc.*	433	34,835
Dave & Buster’s Entertainment, Inc.*	315	15,089
Designer Brands, Inc. Cl A*	390	6,786
Dine Brands Global, Inc.*	110	9,903
Dorman Products, Inc.*	190	19,502
El Pollo Loco Hldgs., Inc.*	125	2,015
Ethan Allen Interiors, Inc.	145	4,003
Fiesta Restaurant Group, Inc.*	117	1,473
Fossil Group, Inc.*	310	3,844
GameStop Corp. Cl A*	362	68,715

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Genesco, Inc.*	94	4,465
Gentherm, Inc.*	218	16,156
G-III Apparel Group Ltd.*	288	8,680
Group 1 Automotive, Inc.	113	17,830
Guess?, Inc.	249	5,852
Haverty Furniture Cos., Inc.	111	4,128
Hibbett Sports, Inc.*	109	7,509
Installed Building Products, Inc.	149	16,521
iRobot Corp.*	187	22,848
Kontoor Brands, Inc.	311	15,093
La-Z-Boy, Inc.	307	13,041
LCI Industries	167	22,091
LGI Homes, Inc.*	146	21,799
Liquidity Svcs., Inc.*	178	3,307
Lumber Liquidators Hldgs., Inc.*	191	4,798
M/I Homes, Inc.*	193	11,401
Macy’s, Inc.*	2,056	33,287
MarineMax, Inc.*	147	7,256
MDC Hldgs., Inc.	366	21,740
Meritage Homes Corp.*	248	22,796
Michaels Cos., Inc.*	469	10,290
Monarch Casino & Resort, Inc.*	85	5,153
Monro, Inc.	221	14,542
Motorcar Parts of America, Inc.*	126	2,835
Movado Group, Inc.	109	3,101
ODP Corp.*	354	15,325
Oxford Industries, Inc.	112	9,791
Patrick Industries, Inc.	147	12,495
Perdoceo Education Corp.*	464	5,549
PetMed Express, Inc.	134	4,713
Red Robin Gourmet Burgers, Inc.*	103	4,109
Regis Corp.*	161	2,022
Rent-A-Center, Inc.	324	18,682
Ruth’s Hospitality Group, Inc.*	211	5,239
Sally Beauty Hldgs., Inc.*	747	15,037
Shake Shack, Inc. Cl A*	240	27,065
Shoe Carnival, Inc.	56	3,465
Shutterstock, Inc.	146	13,000
Signet Jewelers Ltd.*	347	20,119
Sleep Number Corp.*	168	24,106
Sonic Automotive, Inc. Cl A	155	7,683
Stamps.com, Inc.*	122	24,340
Standard Motor Products, Inc.	133	5,530
Steven Madden Ltd.	512	19,077
Sturm Ruger & Co., Inc.	116	7,664
Tupperware Brands Corp.*	326	8,610
Unifi, Inc.*	99	2,728
Universal Electronics, Inc.*	91	5,002
Vera Bradley, Inc.*	146	1,475
Vista Outdoor, Inc.*	386	12,379
Winnebago Industries, Inc.	223	17,106
Wolverine World Wide, Inc.	546	20,923
Zumiez, Inc.*	138	5,920

		1,085,355

CONSUMER STAPLES (3.9%)
Andersons, Inc.	204	5,586
B&G Foods, Inc.	428	13,294
Calavo Growers, Inc.	110	8,540
Cal-Maine Foods, Inc.*	247	9,490

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Celsius Hldgs., Inc.*	178	8,553
Central Garden & Pet Co.*	64	3,713
Central Garden & Pet Co. Cl A*	260	13,491
Chefs’ Warehouse, Inc.*	212	6,458
Coca-Cola Consolidated, Inc.	30	8,663
Edgewell Personal Care Co.	359	14,216
elf Beauty, Inc.*	254	6,815
Fresh Del Monte Produce, Inc.	201	5,755
Inter Parfums, Inc.	117	8,299
J&J Snack Foods Corp.	99	15,546
John B Sanfilippo & Son, Inc.	58	5,241
Medifast, Inc.	77	16,310
MGP Ingredients, Inc.	87	5,146
National Beverage Corp.	154	7,532
PriceSmart, Inc.	155	14,996
Seneca Foods Corp. Cl A*	44	2,072
Simply Good Foods Co.*	558	16,974
SpartanNash Co.	239	4,692
United Natural Foods, Inc.*	372	12,254
Universal Corp.	162	9,556
USANA Health Sciences, Inc.*	78	7,613
Vector Group Ltd.	847	11,816
WD-40 Co.	90	27,556

		270,177

ENERGY (3.6%)
Archrock, Inc.	850	8,067
Bonanza Creek Energy, Inc.*	125	4,466
Bristow Group, Inc.*	153	3,960
Callon Petroleum Co.*	306	11,796
CONSOL Energy, Inc.*	198	1,925
Core Laboratories N.V.	295	8,493
DMC Global, Inc.*	101	5,480
Dorian LPG Ltd.*	181	2,377
Dril-Quip, Inc.*	235	7,809
Green Plains, Inc.*	279	7,553
Helix Energy Solutions Group, Inc.*	938	4,737
Helmerich & Payne, Inc.	714	19,249
Laredo Petroleum, Inc.*	59	1,774
Matador Resources Co.	727	17,048
Nabors Industries Ltd.*	42	3,925
Oceaneering International, Inc.*	657	7,503
Oil States International, Inc.*	404	2,436
Par Pacific Hldgs., Inc.*	265	3,742
Patterson-UTI Energy, Inc.	1,243	8,863
PBF Energy, Inc. Cl A*	636	8,999
PDC Energy, Inc.*	661	22,738
Penn Virginia Corp.*	101	1,353
ProPetro Hldg. Corp.*	540	5,756
Range Resources Corp.*	1,712	17,685
Renewable Energy Group, Inc.*	294	19,416
REX American Resources Corp.*	35	2,946
RPC, Inc.*	386	2,084
SM Energy Co.	706	11,557
Southwestern Energy Co.*	4,287	19,935
Talos Energy, Inc.*	210	2,528
US Silica Hldgs., Inc.*	492	6,047

		252,247

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FINANCIALS (19.6%)
Allegiance Bancshares, Inc.	123	4,986
Ambac Financial Group, Inc.*	304	5,089
American Equity Investment Life Hldg. Co.	569	17,941
Ameris Bancorp	461	24,207
AMERISAFE, Inc.	128	8,192
Apollo Commercial Real Estate Finance, Inc.	852	11,902
ARMOUR Residential REIT, Inc.	432	5,270
Assured Guaranty Ltd.	507	21,436
Axos Financial, Inc.*	340	15,983
Banc of California, Inc.	295	5,334
BancFirst Corp.	124	8,766
BankUnited, Inc.	615	27,029
Banner Corp.	233	12,426
Berkshire Hills Bancorp, Inc.	338	7,544
Blucora, Inc.*	319	5,308
Boston Private Financial Hldgs., Inc.	546	7,273
Brightsphere Investment Group, Inc.	394	8,030
Brookline Bancorp, Inc.	517	7,755
Cadence BanCorp Cl A	824	17,082
Capitol Federal Financial, Inc.	855	11,324
Capstead Mortgage Corp.	641	3,993
Central Pacific Financial Corp.	187	4,989
City Hldg. Co.	104	8,505
Columbia Banking System, Inc.	474	20,425
Community Bank System, Inc.	355	27,236
Customers Bancorp, Inc.*	194	6,173
CVB Financial Corp.	846	18,688
Dime Community Bancshares, Inc.	232	6,992
Donnelley Financial Solutions, Inc.*	196	5,455
Eagle Bancorp, Inc.	210	11,174
eHealth, Inc.*	172	12,510
Employers Hldgs., Inc.	188	8,095
Encore Capital Group, Inc.*	208	8,368
Enova International, Inc.*	240	8,515
EZCORP, Inc. Cl A*	348	1,730
FB Financial Corp.	206	9,159
First BanCorp.	1,445	16,271
First Bancorp/Southern Pines NC	189	8,221
First Commonwealth Financial Corp.	637	9,154
First Financial Bancorp	645	15,480
First Hawaiian, Inc.	867	23,730
First Midwest Bancorp, Inc.	759	16,630
Flagstar Bancorp, Inc.	314	14,161
Granite Point Mortgage Trust, Inc.	365	4,369
Great Western Bancorp, Inc.	365	11,056
Green Dot Corp. Cl A*	358	16,393
Greenhill & Co., Inc.	96	1,582
Hanmi Financial Corp.	203	4,005
HCI Group, Inc.	41	3,150
Heritage Financial Corp.	238	6,721
Hilltop Hldgs., Inc.	430	14,676
HomeStreet, Inc.	144	6,346
Hope Bancorp, Inc.	816	12,289
Horace Mann Educators Corp.	274	11,840
Independent Bank Corp.	219	18,438
Independent Bank Group, Inc.	243	17,554
Invesco Mortgage Capital, Inc.	1,528	6,127
Investors Bancorp, Inc.	1,490	21,888
iShares Core S&P Small-Cap ETF	1,677	182,005
James River Group Hldgs. Ltd.	204	9,306

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

KKR Real Estate Finance Trust, Inc.	180	3,310
Meta Financial Group, Inc.	214	9,696
Mr Cooper Group, Inc.*	468	16,268
National Bank Hldgs. Corp. Cl A	203	8,055
NBT Bancorp, Inc.	289	11,531
New York Mortgage Trust, Inc.	2,512	11,229
NMI Hldgs., Inc. Cl A*	565	13,357
Northfield Bancorp, Inc.	311	4,951
Northwest Bancshares, Inc.	840	12,138
OFG Bancorp	340	7,691
Old National Bancorp.	1,097	21,216
Pacific Premier Bancorp, Inc.	624	27,107
Palomar Hldgs., Inc.*	144	9,654
Park National Corp.	93	12,025
PennyMac Mortgage Investment Trust	648	12,701
Piper Sandler Cos.	91	9,978
PRA Group, Inc.*	302	11,195
Preferred Bank	89	5,668
ProAssurance Corp.	357	9,553
Provident Financial Svcs., Inc.	479	10,672
Ready Capital Corp.	386	5,180
Redwood Trust, Inc.	742	7,724
Renasant Corp.	372	15,393
S&T Bancorp, Inc.	260	8,710
Safety Insurance Group, Inc.	93	7,835
Seacoast Banking Corp. of Florida*	366	13,264
ServisFirst Bancshares, Inc.	312	19,135
Simmons First National Corp. Cl A	716	21,244
SiriusPoint Ltd.*	564	5,736
Southside Bancshares, Inc.	206	7,933
Stewart Information Svcs. Corp.	177	9,209
StoneX Group, Inc.*	109	7,126
Tompkins Financial Corp.	80	6,616
Triumph Bancorp, Inc.*	150	11,608
Trupanion, Inc.*	220	16,766
TrustCo Bank Corp.	638	4,702
United Community Banks, Inc.	574	19,585
United Fire Group, Inc.	143	4,976
United Insurance Hldgs. Corp.	137	988
Universal Insurance Hldgs., Inc.	188	2,696
Veritex Hldgs., Inc.	327	10,699
Virtus Investment Partners, Inc.	47	11,068
Waddell & Reed Financial, Inc. Cl A	412	10,321
Walker & Dunlop, Inc.	194	19,932
Westamerica BanCorp	177	11,112
WisdomTree Investments, Inc.	744	4,650
World Acceptance Corp.*	26	3,374
WSFS Financial Corp.	314	15,634

		1,357,487

HEALTH CARE (11.1%)
Addus HomeCare Corp.*	100	10,459
Allscripts Healthcare Solutions, Inc.*	927	13,919
AMN Healthcare Svcs., Inc.*	312	22,994
Amphastar Pharmaceuticals, Inc.*	242	4,434
AngioDynamics, Inc.*	251	5,873
ANI Pharmaceuticals, Inc.*	63	2,277
Anika Therapeutics, Inc.*	94	3,834
Cardiovascular Systems, Inc.*	266	10,198
Coherus Biosciences, Inc.*	424	6,195

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Collegium Pharmaceutical, Inc.*	230	5,451
Community Health Systems, Inc.*	807	10,911
Computer Programs & Systems, Inc.	83	2,540
CONMED Corp.	192	25,073
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	699	16,629
CorVel Corp.*	60	6,155
Covetrus, Inc.*	658	19,720
Cross Country Healthcare, Inc.*	231	2,885
CryoLife, Inc.*	258	5,826
Cutera, Inc.*	117	3,516
Cytokinetics, Inc.*	471	10,956
Eagle Pharmaceuticals, Inc.*	76	3,172
Enanta Pharmaceuticals, Inc.*	119	5,869
Endo International PLC*	1,526	11,308
Ensign Group, Inc.	340	31,906
Fulgent Genetics, Inc.*	117	11,305
Glaukos Corp.*	303	25,431
Hanger, Inc.*	253	5,774
HealthStream, Inc.*	167	3,731
Heska Corp.*	65	10,950
Innoviva, Inc.*	416	4,971
Inogen, Inc.*	122	6,407
Integer Hldgs. Corp.*	218	20,078
Invacare Corp.	228	1,829
Lannett Co., Inc.*	226	1,193
Lantheus Hldgs., Inc.*	443	9,467
LeMaitre Vascular, Inc.	112	5,463
Luminex Corp.	287	9,155
Magellan Health, Inc.*	153	14,266
MEDNAX, Inc.*	567	14,442
Meridian Bioscience, Inc.*	286	7,508
Merit Medical Systems, Inc.*	324	19,401
Mesa Laboratories, Inc.	32	7,792
ModivCare, Inc.*	81	11,998
Myriad Genetics, Inc.*	498	15,164
Natus Medical, Inc.*	224	5,737
NeoGenomics, Inc.*	774	37,330
NextGen Healthcare, Inc.*	368	6,661
Omnicell, Inc.*	285	37,013
OraSure Technologies, Inc.*	476	5,555
Orthofix Medical, Inc.*	129	5,592
Owens & Minor, Inc.	487	18,306
Pacira BioSciences, Inc.*	290	20,326
Pennant Group, Inc.*	168	7,694
Phibro Animal Health Corp. Cl A	134	3,270
Prestige Consumer Healthcare, Inc.*	330	14,546
R1 RCM, Inc.*	812	20,040
RadNet, Inc.*	284	6,177
REGENXBIO, Inc.*	231	7,879
Select Medical Hldgs. Corp.*	714	24,347
Simulations Plus, Inc.	100	6,324
Spectrum Pharmaceuticals, Inc.*	966	3,149
Supernus Pharmaceuticals, Inc.*	350	9,163
Surmodics, Inc.*	91	5,102
Tabula Rasa HealthCare, Inc.*	149	6,862
Tactile Systems Technology, Inc.*	129	7,029
Tivity Health, Inc.*	251	5,602
US Physical Therapy, Inc.	85	8,849

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Vanda Pharmaceuticals, Inc.*	363	5,452
Varex Imaging Corp.*	260	5,327
Vericel Corp.*	304	16,887
Xencor, Inc.*	384	16,535
Zynex, Inc.*	129	1,970

		767,149

INDUSTRIALS (17.5%)
AAON, Inc.	270	18,903
AAR Corp.*	220	9,163
ABM Industries, Inc.	444	22,648
Aegion Corp. Cl A*	203	5,836
Aerojet Rocketdyne Hldgs., Inc.	477	22,400
AeroVironment, Inc.*	149	17,293
Alamo Group, Inc.	65	10,150
Albany International Corp. Cl A	203	16,944
Allegiant Travel Co. Cl A*	86	20,989
American Woodmark Corp.*	113	11,140
Apogee Enterprises, Inc.	172	7,031
Applied Industrial Technologies, Inc.	257	23,431
ArcBest Corp.	168	11,822
Arcosa, Inc.	319	20,764
Astec Industries, Inc.	150	11,313
Atlas Air Worldwide Hldgs., Inc.*	181	10,940
AZZ, Inc.	168	8,459
Barnes Group, Inc.	308	15,258
Boise Cascade Co.	260	15,556
Brady Corp. Cl A	321	17,157
Chart Industries, Inc.*	235	33,452
CIRCOR International, Inc.*	132	4,596
Comfort Systems USA, Inc.	240	17,945
CoreCivic, Inc.*	792	7,168
Cubic Corp.	210	15,660
Deluxe Corp.	278	11,665
DXP Enterprises, Inc.*	108	3,258
Echo Global Logistics, Inc.*	176	5,528
Encore Wire Corp.	137	9,197
Enerpac Tool Group Corp. Cl A	396	10,344
EnPro Industries, Inc.	136	11,597
ESCO Technologies, Inc.	172	18,729
Exponent, Inc.	343	33,425
Federal Signal Corp.	401	15,358
Forrester Research, Inc.*	72	3,059
Forward Air Corp.	182	16,163
Franklin Electric Co., Inc.	254	20,051
Gibraltar Industries, Inc.*	216	19,766
GMS, Inc.*	284	11,857
Granite Construction, Inc.	302	12,156
Greenbrier Cos., Inc.	217	10,247
Griffon Corp.	299	8,124
Harsco Corp.*	523	8,969
Hawaiian Hldgs., Inc.*	321	8,561
Heartland Express, Inc.	323	6,324
Heidrick & Struggles International, Inc.	128	4,572
Hillenbrand, Inc.	497	23,712
HNI Corp.	284	11,235
Hub Group, Inc. Cl A*	224	15,071
Insteel Industries, Inc.	128	3,948
Interface, Inc. Cl A	388	4,842
John Bean Technologies Corp.	210	28,001

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Kaman Corp.	184	9,437
Kelly Svcs., Inc. Cl A*	221	4,922
Korn Ferry	357	22,266
Lindsay Corp.	71	11,830
Lydall, Inc.*	112	3,779
ManTech International Corp. Cl A	181	15,738
Marten Transport Ltd.	389	6,601
Matrix Svc. Co.*	176	2,307
Matson, Inc.	288	19,210
Matthews International Corp. Cl A	210	8,306
Meritor, Inc.*	480	14,122
Moog, Inc. Cl A	194	16,131
Mueller Industries, Inc.	378	15,630
MYR Group, Inc.*	111	7,955
National Presto Industries, Inc.	34	3,470
NOW, Inc.*	728	7,346
Park Aerospace Corp.	124	1,639
PGT Innovations, Inc.*	393	9,923
Pitney Bowes, Inc.	1,147	9,451
Powell Industries, Inc.	58	1,965
Proto Labs, Inc.*	183	22,280
Quanex Building Products Corp.	223	5,849
Raven Industries, Inc.	237	9,084
Resideo Technologies, Inc.*	948	26,781
Resources Connection, Inc.	202	2,735
Saia, Inc.*	174	40,121
SEACOR Hldgs., Inc.*	127	5,175
SkyWest, Inc.*	333	18,142
SPX Corp.*	298	17,364
SPX FLOW, Inc.	279	17,669
Standex International Corp.	81	7,741
Team, Inc.*	203	2,341
Tennant Co.	123	9,827
Titan International, Inc.*	334	3,100
Triumph Group, Inc.*	346	6,360
TrueBlue, Inc.*	235	5,175
UFP Industries, Inc.	405	30,715
UniFirst Corp.	100	22,371
US Ecology, Inc.*	209	8,703
Veritiv Corp.*	82	3,488
Viad Corp.*	135	5,636
Vicor Corp.*	140	11,904
Wabash National Corp.	345	6,486
Watts Water Technologies, Inc. Cl A	182	21,623

		1,214,475

INFORMATION TECHNOLOGY (13.0%)
3D Systems Corp.*	822	22,556
8x8, Inc.*	712	23,097
ADTRAN, Inc.	320	5,338
Advanced Energy Industries, Inc.	254	27,729
Agilysys, Inc.*	135	6,475
Alarm.com Hldgs., Inc.*	299	25,828
Applied Optoelectronics, Inc.*	163	1,363
Arlo Technologies, Inc.*	533	3,347
Axcelis Technologies, Inc.*	223	9,163
Badger Meter, Inc.	193	17,963
Bel Fuse, Inc. Cl B	67	1,333
Benchmark Electronics, Inc.	241	7,452
BM Technologies, Inc.*	25	291

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Bottomline Technologies DE, Inc.*	257	11,629
CalAmp Corp.*	232	2,517
Cardtronics PLC Cl A*	239	9,273
CEVA, Inc.*	151	8,479
Cohu, Inc.*	312	13,054
Comtech Telecommunications Corp.	172	4,272
CSG Systems International, Inc.	216	9,696
CTS Corp.	214	6,647
Daktronics, Inc.*	244	1,530
Diebold Nixdorf, Inc.*	518	7,319
Digi International, Inc.*	220	4,178
Diodes, Inc.*	279	22,275
DSP Group, Inc.*	145	2,066
Ebix, Inc.	156	4,997
ePlus, Inc.*	89	8,868
EVERTEC, Inc.	396	14,739
ExlService Hldgs., Inc.*	222	20,016
Extreme Networks, Inc.*	818	7,157
Fabrinet*	244	22,055
FARO Technologies, Inc.*	119	10,302
FormFactor, Inc.*	515	23,232
Harmonic, Inc.*	668	5,237
Ichor Hldgs. Ltd.*	186	10,007
Insight Enterprises, Inc.*	232	22,137
Itron, Inc.*	294	26,063
Knowles Corp.*	607	12,698
Kulicke & Soffa Industries, Inc.	411	20,184
LivePerson, Inc.*	417	21,993
MaxLinear, Inc. Cl A*	449	15,302
Methode Electronics, Inc.	255	10,705
MicroStrategy, Inc. Cl A*	50	33,940
MTS Systems Corp.*	129	7,508
NETGEAR, Inc.*	203	8,343
NIC, Inc.	445	15,099
OneSpan, Inc.*	225	5,512
Onto Innovation, Inc.*	323	21,224
OSI Systems, Inc.*	111	10,667
PC Connection, Inc.	72	3,340
PDF Solutions, Inc.*	194	3,449
Perficient, Inc.*	219	12,860
Photronics, Inc.*	420	5,401
Plantronics, Inc.*	249	9,689
Plexus Corp.*	191	17,541
Power Integrations, Inc.	398	32,429
Progress Software Corp.	293	12,910
Rambus, Inc.*	740	14,386
Rogers Corp.*	124	23,338
Sanmina Corp.*	430	17,793
ScanSource, Inc.*	169	5,062
SMART Global Hldgs., Inc.*	93	4,280
SPS Commerce, Inc.*	236	23,437
Sykes Enterprises, Inc.*	262	11,549
TTEC Hldgs., Inc.	121	12,154
TTM Technologies, Inc.*	657	9,527
Ultra Clean Hldgs., Inc.*	269	15,613
Unisys Corp.*	417	10,600
Veeco Instruments, Inc.*	329	6,823
Viavi Solutions, Inc.*	1,514	23,770
Xperi Hldg. Corp.	694	15,108

		903,914

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

MATERIALS (4.8%)
AdvanSix, Inc.*	186	4,989
Allegheny Technologies, Inc.*	840	17,690
American Vanguard Corp.	176	3,592
Arconic Corp.*	648	16,453
Balchem Corp.	214	26,838
Carpenter Technology Corp.	318	13,086
Century Aluminum Co.*	334	5,898
Clearwater Paper Corp.*	109	4,101
Ferro Corp.*	545	9,189
FutureFuel Corp.	171	2,485
GCP Applied Technologies, Inc.*	319	7,828
Glatfelter Corp.	294	5,042
Hawkins, Inc.	125	4,190
Haynes International, Inc.	83	2,463
HB Fuller Co.	345	21,704
Innospec, Inc.	163	16,738
Kaiser Aluminum Corp.	105	11,603
Koppers Hldgs., Inc.*	140	4,866
Kraton Corp.*	211	7,720
Livent Corp.*	971	16,818
Materion Corp.	135	8,942
Mercer International, Inc.*	262	3,770
Myers Industries, Inc.	237	4,683
Neenah, Inc.	111	5,703
O-I Glass, Inc.*	1,042	15,359
Olympic Steel, Inc.	60	1,767
Quaker Chemical Corp.	87	21,208
Rayonier Advanced Materials, Inc.*	419	3,800
Schweitzer-Mauduit International, Inc.	208	10,186
Stepan Co.	141	17,923
SunCoke Energy, Inc.	548	3,841
TimkenSteel Corp.*	251	2,949
Tredegar Corp.	171	2,567
Trinseo S.A.	254	16,172
US Concrete, Inc.*	105	7,699
Warrior Met Coal, Inc.	340	5,824

		335,686

REAL ESTATE (7.3%)
Acadia Realty Trust	571	10,832
Agree Realty Corp.	420	28,270
Alexander & Baldwin, Inc.	479	8,042
American Assets Trust, Inc.	332	10,770
Armada Hoffler Properties, Inc.	393	4,928
Brandywine Realty Trust	1,130	14,588
CareTrust REIT, Inc.	635	14,786
Centerspace	85	5,780
Chatham Lodging Trust*	311	4,093
Community Healthcare Trust, Inc.	149	6,872
DiamondRock Hospitality Co.*	1,391	14,327
Diversified Healthcare Trust	1,577	7,538
Easterly Government Properties, Inc.	544	11,277
Essential Properties Realty Trust, Inc.	708	16,164
Four Corners Property Trust, Inc.	504	13,810
Franklin Street Properties Corp.	640	3,488
GEO Group, Inc.	803	6,231
Getty Realty Corp.	243	6,882
Global Net Lease, Inc.	600	10,836

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Hersha Hospitality Trust Cl A*	242	2,553
Independence Realty Trust, Inc.	674	10,245
Industrial Logistics Properties Trust	432	9,992
Innovative Industrial Properties, Inc. Cl A	158	28,465
iStar, Inc.	489	8,694
Kite Realty Group Trust	558	10,764
Lexington Realty Trust	1,838	20,420
LTC Properties, Inc.	260	10,847
Mack-Cali Realty Corp.	571	8,839
Marcus & Millichap, Inc.*	159	5,358
National Storage Affiliates Trust	425	16,970
NexPoint Residential Trust, Inc.	150	6,914
Office Properties Income Trust	320	8,806
RE/MAX Hldgs., Inc. Cl A	122	4,806
Realogy Hldgs. Corp.*	765	11,575
Retail Opportunity Investments Corp.	782	12,410
Retail Properties of America, Inc. Cl A	1,421	14,892
RPT Realty	538	6,139
Safehold, Inc.	95	6,660
Saul Centers, Inc.	85	3,409
SITE Centers Corp.	1,104	14,970
St Joe Co.	207	8,880
Summit Hotel Properties, Inc.*	700	7,112
Tanger Factory Outlet Centers, Inc.	619	9,366
Uniti Group, Inc.	1,542	17,008
Universal Health Realty Income Trust	84	5,694
Urstadt Biddle Properties, Inc. Cl A	199	3,313
Washington Real Estate Investment Trust	560	12,376
Whitestone REIT Cl B	264	2,561
Xenia Hotels & Resorts, Inc.*	753	14,684

		504,236

UTILITIES (1.4%)
American States Water Co.	244	18,452
Avista Corp.	459	21,917
California Water Svc. Group	333	18,761
Chesapeake Utilities Corp.	116	13,465
Northwest Natural Hldg. Co.	203	10,952
South Jersey Industries, Inc.	666	15,038

		98,585

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $5,691,294) 99.8%		6,925,950

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit	0.01	04/01/21	99,235	99,235

TOTAL TEMPORARY CASH INVESTMENT (Cost: $99,235) 1.4%				99,235

TOTAL INVESTMENTS (Cost: $5,790,529) 101.2%				7,025,185

OTHER NET ASSETS -1.2%				(81,955)

NET ASSETS 100.0%				$6,943,230

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Discovery, Inc. Cl A*	341	14,820
Discovery, Inc. Cl C*	282	10,403

		25,223

CONSUMER DISCRETIONARY (6.3%)
Capri Hldgs. Ltd.*	536	27,336
Foot Locker, Inc.	260	14,625
Marriott Vacations Worldwide Corp.*	241	41,977
Ralph Lauren Corp. Cl A*	115	14,164
Taylor Morrison Home Corp. Cl A*	351	10,814
Williams-Sonoma, Inc.	185	33,152

		142,068

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	96	21,888
TreeHouse Foods, Inc.*	701	36,620
Tyson Foods, Inc. Cl A	131	9,734

		68,242

ENERGY (3.7%)
Baker Hughes Co. Cl A	419	9,055
Cheniere Energy, Inc.*	225	16,202
Devon Energy Corp.	983	21,479
Hess Corp.	171	12,100
MPLX LP	464	11,892
Williams Cos., Inc.	584	13,835

		84,563

FINANCIALS (18.6%)
American Financial Group, Inc.	455	51,916
Ameriprise Financial, Inc.	225	52,301
Associated Banc-Corp.	465	9,923
Discover Financial Svcs.	282	26,787
Everest Re Group Ltd.	94	23,294
Fifth Third Bancorp	754	28,237
Hartford Financial Svcs. Group, Inc.	313	20,905
KeyCorp.	1,418	28,332
Lincoln National Corp.	218	13,575
Progressive Corp.	352	33,655
Reinsurance Group of America, Inc. Cl A	168	21,176
Signature Bank	48	10,853
Starwood Property Trust, Inc.	773	19,124
SVB Financial Group*	45	22,215
Synchrony Financial	408	16,589
Voya Financial, Inc.	232	14,765
Zions Bancorporation	488	26,820

		420,467

HEALTH CARE (8.8%)
Agilent Technologies, Inc.	298	37,888
Centene Corp.*	319	20,387
Envista Hldgs. Corp.*	448	18,278
Hill-Rom Hldgs., Inc.	200	22,096
Horizon Therapeutics PLC*	186	17,119
Humana, Inc.	67	28,090
Syneos Health, Inc. Cl A*	295	22,376
Zimmer Biomet Hldgs., Inc.	210	33,617

		199,851

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

INDUSTRIALS (17.6%)
Alaska Air Group, Inc.*	492	34,051
Builders FirstSource, Inc.*	374	17,342
Carlisle Cos., Inc.	250	41,145
Dover Corp.	165	22,626
HEICO Corp. Cl A	102	11,587
Jacobs Engineering Group, Inc.	205	26,500
L-3 Harris Technologies, Inc.	185	37,496
Mueller Industries, Inc.	830	34,321
Old Dominion Freight Line, Inc.	238	57,218
Oshkosh Corp.	242	28,716
Stanley Black & Decker, Inc.	167	33,345
Trane Technologies PLC	333	55,132

		399,479

INFORMATION TECHNOLOGY (11.7%)
Analog Devices, Inc.	128	19,850
Ciena Corp.*	412	22,545
DXC Technology Co.*	1,574	49,203
Euronet Worldwide, Inc.*	241	33,330
FLIR Systems, Inc.	334	18,861
KLA Corp.	50	16,520
MKS Instruments, Inc.	59	10,940
Proofpoint, Inc.*	116	14,592
PTC, Inc.*	158	21,749
Qorvo, Inc.*	148	27,039
ViaSat, Inc.*	410	19,709
Western Digital Corp.	163	10,880

		265,218

MATERIALS (9.3%)
Ashland Global Hldgs., Inc.	385	34,176
Crown Hldgs., Inc.	676	65,599
FMC Corp.	146	16,149
Freeport-McMoRan, Inc.*	892	29,374
Newmont Corp.	335	20,190
Packaging Corp. of America	196	26,358
Steel Dynamics, Inc.	348	17,665

		209,511

REAL ESTATE (8.2%)
Alexander’s, Inc.	23	6,378
American Campus Communities, Inc.	321	13,858
Apartment Income REIT Corp.	419	17,916
AvalonBay Communities, Inc.	118	21,772
Brandywine Realty Trust	1,253	16,176
Duke Realty Corp.	1,017	42,643
Equity LifeStyle Properties, Inc.	192	12,219
Kilroy Realty Corp.	189	12,404
Vornado Realty Trust	159	7,217
Welltower, Inc.	302	21,632
Weyerhaeuser Co.	358	12,745

		184,960

UTILITIES (8.7%)
AES Corp.	942	25,255
Ameren Corp.	414	33,683
Atmos Energy Corp.	154	15,223
Entergy Corp.	241	23,972
Evergy, Inc.	735	43,755
PPL Corp.	648	18,688
Public Svc. Enterprise Group, Inc.	602	36,246

		196,822

TOTAL COMMON STOCKS (Cost: $1,868,848) 97.0%		2,196,404

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	32,248	32,248

TOTAL TEMPORARY CASH INVESTMENT (Cost: $32,248) 1.4%				32,248

TOTAL INVESTMENTS (Cost: $1,901,096) 98.4%				2,228,652

OTHER NET ASSETS 1.6%				35,264

NET ASSETS 100.0%				$2,263,916

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
Cable One, Inc.	129	235,858
Cinemark Hldgs., Inc.*	2,565	52,352
Iridium Communications, Inc.*	2,798	115,417
John Wiley & Sons, Inc. Cl A	1,039	56,314
New York Times Co. Cl A	3,446	174,437
TEGNA, Inc.	5,222	98,330
Telephone & Data Systems, Inc.	2,373	54,484
TripAdvisor, Inc.*	2,294	123,394
World Wrestling Entertainment, Inc. Cl A	1,107	60,066
Yelp, Inc. Cl A*	1,666	64,974

		1,035,626

CONSUMER DISCRETIONARY (14.2%)
Adient PLC*	2,235	98,787
Adtalem Global Education, Inc.*	1,199	47,408
American Eagle Outfitters, Inc.	3,545	103,656
AutoNation, Inc.*	1,308	121,932
Boyd Gaming Corp.*	1,899	111,965
Brunswick Corp.	1,853	176,721
Capri Hldgs. Ltd.*	3,564	181,764
Carter’s, Inc.*	1,046	93,021
Choice Hotels International, Inc.	686	73,601
Churchill Downs, Inc.	822	186,939
Columbia Sportswear Co.	724	76,476
Cracker Barrel Old Country Store, Inc.	561	96,986
Dana, Inc.	3,444	83,793
Deckers Outdoor Corp.*	667	220,390
Dick’s Sporting Goods, Inc.	1,552	118,185
Five Below, Inc.*	1,330	253,751
Foot Locker, Inc.	2,480	139,500
Fox Factory Hldg. Corp.*	992	126,044
Gentex Corp.	5,803	206,993
Goodyear Tire & Rubber Co.*	5,560	97,689
Graham Hldgs. Co. Cl B	96	53,994
Grand Canyon Education, Inc.*	1,113	119,202
Grubhub, Inc.*	2,221	133,260
H&R Block, Inc.	4,383	95,549
Harley-Davidson, Inc.	3,647	146,245
Helen of Troy Ltd.*	589	124,079
Jack in the Box, Inc.	544	59,720
KB Home	2,113	98,318
Kohl’s Corp.	3,735	222,643
Lear Corp.	1,299	235,444
Lithia Motors, Inc. Cl A	635	247,707
Marriott Vacations Worldwide Corp.*	977	170,174
Mattel, Inc.*	8,284	165,017
Murphy USA, Inc.	604	87,314
Nordstrom, Inc.*	2,574	97,477
Ollie’s Bargain Outlet Hldgs., Inc.*	1,356	117,972
Papa John’s International, Inc.	780	69,139
Polaris, Inc.	1,384	184,764
RH*	384	229,094
Scientific Games Corp. Cl A*	1,328	51,155
Service Corp. International	4,049	206,701
Six Flags Entertainment Corp.*	1,804	83,832
Skechers U.S.A., Inc. Cl A*	3,240	135,140
Strategic Education, Inc.	582	53,492
Taylor Morrison Home Corp. Cl A*	3,055	94,125
Tempur Sealy International, Inc.	4,540	165,982
Texas Roadhouse, Inc. Cl A*	1,548	148,515

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Thor Industries, Inc.	1,318	177,587
Toll Brothers, Inc.	2,661	150,959
TopBuild Corp.*	790	165,450
Travel + Leisure Co.	2,039	124,705
Tri Pointe Homes, Inc.*	2,833	57,680
Urban Outfitters, Inc.*	1,619	60,211
Visteon Corp.*	665	81,097
Wendy’s Co.	4,262	86,348
Williams-Sonoma, Inc.	1,808	323,994
Wingstop, Inc.	707	89,909
WW International, Inc.*	1,127	35,253
Wyndham Hotels & Resorts, Inc.	2,194	153,097
YETI Hldgs., Inc.*	1,778	128,389

		7,846,334

CONSUMER STAPLES (3.6%)
BJ’s Wholesale Club Hldgs., Inc.*	3,291	147,634
Boston Beer Co., Inc. Cl A*	219	264,175
Casey’s General Stores, Inc.	883	190,896
Coty, Inc. Cl A*	6,693	60,304
Darling Ingredients, Inc.*	3,890	286,226
Energizer Hldgs., Inc.	1,387	65,827
Flowers Foods, Inc.	4,686	111,527
Grocery Outlet Hldg. Corp.*	2,075	76,547
Hain Celestial Group, Inc.*	1,952	85,107
Ingredion, Inc.	1,599	143,782
Lancaster Colony Corp.	469	82,244
Nu Skin Enterprises, Inc. Cl A	1,211	64,050
Pilgrim’s Pride Corp.*	1,156	27,501
Post Hldgs., Inc.*	1,424	150,545
Sanderson Farms, Inc.	473	73,684
Sprouts Farmers Market, Inc.*	2,819	75,042
Tootsie Roll Industries, Inc.	421	13,948
TreeHouse Foods, Inc.*	1,333	69,636

		1,988,675

ENERGY (1.3%)
Antero Midstream Corp.	6,814	61,530
ChampionX Corp.*	4,449	96,677
Cimarex Energy Co.	2,462	146,218
CNX Resources Corp.*	5,254	77,234
EQT Corp.*	6,606	122,739
Equitrans Midstream Corp.	9,598	78,320
Murphy Oil Corp.	3,436	56,385
World Fuel Svcs. Corp.	1,494	52,589

		691,692

FINANCIALS (17.8%)
Affiliated Managers Group, Inc.	1,009	150,371
Alleghany Corp.*	335	209,807
American Financial Group, Inc.	1,659	189,292
Associated Banc-Corp.	3,639	77,656
BancorpSouth Bank	2,294	74,509
Bank of Hawaii Corp.	956	85,552
Bank OZK	2,870	117,239
Brighthouse Financial, Inc.*	2,072	91,686
Brown & Brown, Inc.	5,583	255,199
Cathay General Bancorp	1,774	72,344
CIT Group, Inc.	2,349	120,997
CNO Financial Group, Inc.	3,199	77,704
Commerce Bancshares, Inc.	2,504	191,831
Cullen/Frost Bankers, Inc.	1,335	145,194
East West Bancorp, Inc.	3,361	248,042
Essent Group Ltd.	2,683	127,416
Evercore, Inc. Cl A	995	131,081
FactSet Research Systems, Inc.	901	278,039

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Federated Hermes, Inc. Cl B	2,226	69,674
First American Financial Corp.	2,615	148,140
First Financial Bankshares, Inc.	3,384	158,134
First Horizon Corp.	13,203	223,263
FirstCash, Inc.	973	63,897
FNB Corp.	7,641	97,041
Fulton Financial Corp.	3,860	65,736
Genworth Financial, Inc. Cl A*	11,980	39,774
Glacier Bancorp, Inc.	2,273	129,743
Hancock Whitney Corp.	2,062	86,625
Hanover Insurance Group, Inc.	865	111,983
Home BancShares, Inc.	3,608	97,596
Interactive Brokers Group, Inc. Cl A	1,926	140,675
International Bancshares Corp.	1,328	61,646
iShares Core S&P Mid-Cap ETF	5,107	1,329,250
Janus Henderson Group PLC	4,067	126,687
Jefferies Financial Group, Inc.	4,799	144,450
Kemper Corp.	1,468	117,029
Kinsale Capital Group, Inc.	510	84,048
LendingTree, Inc.*	258	54,954
Mercury General Corp.	633	38,493
MGIC Investment Corp.	8,035	111,285
Navient Corp.	4,324	61,876
New York Community Bancorp, Inc.	11,049	139,438
Old Republic International Corp.	6,716	146,677
PacWest Bancorp	2,768	105,599
Pinnacle Financial Partners, Inc.	1,807	160,209
Primerica, Inc.	935	138,212
PROG Hldgs., Inc.	1,609	69,654
Prosperity Bancshares, Inc.	2,214	165,806
Reinsurance Group of America, Inc. Cl A	1,622	204,453
RenaissanceRe Hldgs. Ltd.	1,211	194,063
RLI Corp.	944	105,322
SEI Investments Co.	2,828	172,310
Selective Insurance Group, Inc.	1,419	102,934
Signature Bank	1,359	307,270
SLM Corp.	7,971	143,239
Sterling Bancorp	4,586	105,570
Stifel Financial Corp.	2,487	159,317
Synovus Financial Corp.	3,521	161,086
TCF Financial Corp.	3,616	167,999
Texas Capital Bancshares, Inc.*	1,195	84,749
Trustmark Corp.	1,503	50,591
UMB Financial Corp.	1,034	95,469
Umpqua Hldgs. Corp.	5,238	91,927
United Bankshares, Inc.	3,065	118,248
Valley National Bancorp	9,651	132,605
Washington Federal, Inc.	1,763	54,300
Webster Financial Corp.	2,142	118,046
Wintrust Financial Corp.	1,352	102,482

		9,803,533

HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	2,108	120,451
Amedisys, Inc.*	777	205,742
Arrowhead Pharmaceuticals, Inc.*	2,479	164,382
Avanos Medical, Inc.*	1,144	50,039
Bio-Techne Corp.	923	352,521
Cantel Medical Corp.*	896	71,537
Charles River Laboratories International, Inc.*	1,185	343,449
Chemed Corp.	382	175,651
Emergent BioSolutions, Inc.*	1,087	100,993
Encompass Health Corp.	2,359	193,202
Exelixis, Inc.*	7,489	169,177

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Globus Medical, Inc. Cl A*	1,834	113,103
Haemonetics Corp.*	1,212	134,544
Halozyme Therapeutics, Inc.*	3,044	126,904
HealthEquity, Inc.*	1,982	134,776
Hill-Rom Hldgs., Inc.	1,576	174,116
ICU Medical, Inc.*	468	96,146
Integra LifeSciences Hldgs. Corp.*	1,685	116,417
Jazz Pharmaceuticals PLC*	1,343	220,749
LHC Group, Inc.*	752	143,790
Ligand Pharmaceuticals, Inc.*	401	61,132
LivaNova PLC*	1,156	85,232
Masimo Corp.*	1,209	277,659
Medpace Hldgs., Inc.*	657	107,781
Molina Healthcare, Inc.*	1,387	324,225
Nektar Therapeutics Cl A*	4,357	87,140
Neogen Corp.*	1,263	112,268
Neurocrine Biosciences, Inc.*	2,227	216,576
NuVasive, Inc.*	1,217	79,787
Patterson Cos., Inc.	2,070	66,137
Penumbra, Inc.*	802	217,005
PRA Health Sciences, Inc.*	1,534	235,208
Quidel Corp.*	925	118,335
Repligen Corp.*	1,212	235,625
STAAR Surgical Co.*	1,103	116,267
Syneos Health, Inc. Cl A*	1,973	149,652
Tenet Healthcare Corp.*	2,509	130,468
United Therapeutics Corp.*	1,061	177,473

		6,005,659

INDUSTRIALS (17.8%)
Acuity Brands, Inc.	861	142,065
AECOM*	3,503	224,577
AGCO Corp.	1,464	210,304
ASGN, Inc.*	1,258	120,064
Avis Budget Group, Inc.*	1,221	88,571
Axon Enterprise, Inc.*	1,526	217,333
Brink’s Co.	1,185	93,888
Builders FirstSource, Inc.*	4,904	227,398
CACI International, Inc. Cl A*	602	148,489
Carlisle Cos., Inc.	1,266	208,358
Clean Harbors, Inc.*	1,199	100,788
Colfax Corp.*	2,734	119,777
CoreLogic, Inc.	1,746	138,370
Crane Co.	1,178	110,626
Curtiss-Wright Corp.	975	115,635
Donaldson Co., Inc.	3,004	174,713
Dycom Industries, Inc.*	724	67,223
EMCOR Group, Inc.	1,308	146,705
EnerSys	1,012	91,890
Flowserve Corp.	3,090	119,923
Fluor Corp.*	2,967	68,508
FTI Consulting, Inc.*	816	114,330
GATX Corp.	838	77,716
Graco, Inc.	4,017	287,698
Healthcare Svcs. Group, Inc.	1,780	49,893
Herman Miller, Inc.	1,409	57,980
Hexcel Corp.*	1,984	111,104
Hubbell, Inc. Cl B	1,287	240,527
IAA, Inc.*	3,214	177,220
Insperity, Inc.	844	70,677
ITT, Inc.	2,051	186,456
JetBlue Airways Corp.*	7,465	151,838
KAR Auction Svcs., Inc.*	3,107	46,605
KBR, Inc.	3,350	128,607

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Kennametal, Inc.	1,982	79,221
Kirby Corp.*	1,429	86,140
Knight-Swift Transportation Hldgs., Inc. Cl A	2,914	140,134
Landstar System, Inc.	915	151,030
Lennox International, Inc.	818	254,881
Lincoln Electric Hldgs., Inc.	1,422	174,821
ManpowerGroup, Inc.	1,304	128,966
MasTec, Inc.*	1,334	124,996
Mercury Systems, Inc.*	1,339	94,600
Middleby Corp.*	1,316	218,127
MSA Safety, Inc.	866	129,917
MSC Industrial Direct Co., Inc. Cl A	1,107	99,840
Nordson Corp.	1,288	255,900
nVent Electric PLC	3,988	111,305
Oshkosh Corp.	1,616	191,755
Owens Corning	2,495	229,765
Regal Beloit Corp.	962	137,258
Ryder System, Inc.	1,277	96,605
Science Applications International Corp.	1,391	116,274
Simpson Manufacturing Co., Inc.	1,032	107,049
Stericycle, Inc.*	2,184	147,442
Sunrun, Inc.*	3,804	230,066
Terex Corp.	1,649	75,969
Tetra Tech, Inc.	1,287	174,672
Timken Co.	1,620	131,495
Toro Co.	2,564	264,451
Trex Co., Inc.*	2,750	251,735
Trinity Industries, Inc.	1,958	55,783
Univar Solutions, Inc.*	4,013	86,440
Valmont Industries, Inc.	505	120,023
Watsco, Inc.	782	203,907
Werner Enterprises, Inc.	1,361	64,198
Woodward, Inc.	1,395	168,279
XPO Logistics, Inc.*	2,421	298,509

		9,837,409

INFORMATION TECHNOLOGY (13.9%)
ACI Worldwide, Inc.*	2,777	105,665
Alliance Data Systems Corp.	1,173	131,482
Amkor Technology, Inc.	2,537	60,152
Arrow Electronics, Inc.*	1,767	195,819
Avnet, Inc.	2,365	98,171
Belden, Inc.	1,062	47,121
Blackbaud, Inc.*	1,158	82,311
Brooks Automation, Inc.	1,764	144,031
CDK Global, Inc.	2,898	156,666
Ceridian HCM Hldg., Inc.*	3,117	262,670
Ciena Corp.*	3,684	201,589
Cirrus Logic, Inc.*	1,386	117,519
CMC Materials, Inc.	693	122,515
Cognex Corp.	4,184	347,230
Coherent, Inc.*	583	147,435
CommVault Systems, Inc.*	1,117	72,047
Concentrix Corp.*	986	147,624
Cree, Inc.*	2,725	294,654
Fair Isaac Corp.*	694	337,319
First Solar, Inc.*	2,024	176,695
II-VI, Inc.*	2,494	170,515
InterDigital, Inc.	733	46,509
J2 Global, Inc.*	1,011	121,178
Jabil, Inc.	3,211	167,486
Littelfuse, Inc.	584	154,433
LiveRamp Hldgs., Inc.*	1,598	82,904
Lumentum Hldgs., Inc.*	1,800	164,430

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Manhattan Associates, Inc.*	1,508	177,009
MAXIMUS, Inc.	1,462	130,176
MKS Instruments, Inc.	1,304	241,788
National Instruments Corp.	3,142	135,687
NCR Corp.*	3,099	117,607
NetScout Systems, Inc.*	1,743	49,083
Paylocity Hldg. Corp.*	890	160,049
Perspecta, Inc.	3,265	94,848
PTC, Inc.*	2,493	343,161
Qualys, Inc.*	804	84,243
Sabre Corp.*	7,488	110,897
Sailpoint Technologies Hldgs., Inc.*	2,178	110,294
Semtech Corp.*	1,534	105,846
Silicon Laboratories, Inc.*	1,041	146,854
SolarEdge Technologies, Inc.*	1,233	354,414
Synaptics, Inc.*	829	112,263
SYNNEX Corp.	979	112,428
Teradata Corp.*	2,604	100,358
Universal Display Corp.	1,019	241,269
Viasat, Inc.*	1,548	74,412
Vishay Intertechnology, Inc.	3,145	75,732
Vontier Corp.*	4,005	121,231
WEX, Inc.*	1,050	219,681
Xerox Hldgs. Corp.	3,968	96,303

		7,671,803

MATERIALS (6.3%)
AptarGroup, Inc.	1,556	220,439
Ashland Global Hldgs., Inc.	1,302	115,579
Avient Corp.	2,179	103,001
Cabot Corp.	1,345	70,532
Chemours Co.	3,919	109,379
Cleveland-Cliffs, Inc.	10,928	219,762
Commercial Metals Co.	2,854	88,017
Compass Minerals International, Inc.	807	50,615
Domtar Corp.	1,306	48,257
Eagle Materials, Inc.	996	133,872
Greif, Inc. Cl A	631	35,967
Ingevity Corp.*	961	72,584
Louisiana-Pacific Corp.	2,527	140,147
Minerals Technologies, Inc.	808	60,859
NewMarket Corp.	174	66,148
Olin Corp.	3,397	128,984
Reliance Steel & Aluminum Co.	1,513	230,415
Royal Gold, Inc.	1,565	168,425
RPM International, Inc.	3,097	284,459
Scotts Miracle-Gro Co.	965	236,396
Sensient Technologies Corp.	1,008	78,624
Silgan Hldgs., Inc.	1,861	78,218
Sonoco Products Co.	2,385	150,971
Steel Dynamics, Inc.	4,775	242,379
United States Steel Corp.	6,243	163,379
Valvoline, Inc.	4,314	112,466
Worthington Industries, Inc.	819	54,947

		3,464,821

REAL ESTATE (8.9%)
American Campus Communities, Inc.	3,269	141,123
Apartment Income REIT Corp.	3,533	151,071
Brixmor Property Group, Inc.	7,045	142,520
Camden Property Trust	2,317	254,662
CoreSite Realty Corp.	1,019	122,127
Corporate Office Properties Trust	2,667	70,222
Cousins Properties, Inc.	3,517	124,326
CyrusOne, Inc.	2,872	194,492

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Douglas Emmett, Inc.	3,922	123,151
EastGroup Properties, Inc.	944	135,256
EPR Properties	1,778	82,837
First Industrial Realty Trust, Inc.	3,070	140,575
Healthcare Realty Trust, Inc.	3,327	100,875
Highwoods Properties, Inc.	2,465	105,847
Hudson Pacific Properties, Inc.	3,588	97,342
JBG SMITH Properties	2,628	83,544
Jones Lang LaSalle, Inc.*	1,214	217,355
Kilroy Realty Corp.	2,518	165,256
Lamar Advertising Co. Cl A	2,061	193,569
Life Storage, Inc.	1,796	154,366
Macerich Co.	2,740	32,058
Medical Properties Trust, Inc.	13,782	293,281
National Retail Properties, Inc.	4,160	183,331
Omega Healthcare Investors, Inc.	5,507	201,721
Park Hotels & Resorts, Inc.*	5,608	121,021
Pebblebrook Hotel Trust	3,125	75,906
Physicians Realty Trust	5,000	88,350
PotlatchDeltic Corp.	1,593	84,302
PS Business Parks, Inc.	476	73,580
Rayonier, Inc.	3,286	105,974
Rexford Industrial Realty, Inc.	3,131	157,802
Sabra Health Care REIT, Inc.	5,010	86,974
Service Properties Trust	3,906	46,325
SL Green Realty Corp.	1,643	114,994
Spirit Realty Capital, Inc.	2,738	116,365
STORE Capital Corp.	5,701	190,984
Urban Edge Properties	2,609	43,101
Weingarten Realty Investors	2,852	76,747

		4,893,332

UTILITIES (3.3%)
ALLETE, Inc.	1,227	82,442
Black Hills Corp.	1,491	99,554
Essential Utilities, Inc.	5,295	236,951
Hawaiian Electric Industries, Inc.	2,587	114,940
IDACORP, Inc.	1,200	119,964
MDU Resources Group, Inc.	4,757	150,369
National Fuel Gas Co.	2,170	108,478
New Jersey Resources Corp.	2,286	91,143
NorthWestern Corp.	1,196	77,979
OGE Energy Corp.	4,750	153,710
ONE Gas, Inc.	1,265	97,291
PNM Resources, Inc.	2,046	100,356
Southwest Gas Hldgs., Inc.	1,357	93,240
Spire, Inc.	1,230	90,885
UGI Corp.	4,949	202,959

		1,820,261

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $45,362,094) 99.9%		55,059,145

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	04/01/21	69,915	69,915

TOTAL TEMPORARY CASH INVESTMENT (Cost: $69,915) 0.1%				69,915

TOTAL INVESTMENTS (Cost: $45,432,009) 100.0%				55,129,060

OTHER NET ASSETS 0.0% (1)				3,860

NET ASSETS 100.0%				$55,132,920

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.1%)
iShares Core MSCI EAFE ETF	33,663	2,425,419
iShares Core MSCI Emerging Markets ETF	10,825	696,697
iShares Core MSCI Europe ETF	5,908	318,855
iShares Core MSCI Pacific ETF	2,624	174,680
iShares MSCI EAFE ETF	64,353	4,882,461
iShares MSCI EAFE Growth ETF	10,109	1,015,550
iShares MSCI EAFE Value ETF	20,985	1,069,605
Vanguard FTSE Developed Markets ETF	31,378	1,540,974
Vanguard FTSE Emerging Markets ETF	8,635	449,452
Vanguard FTSE Europe ETF	6,577	414,351
Vanguard FTSE Pacific ETF	7,922	646,911

		13,634,955

TOTAL COMMON STOCKS (Cost: $12,064,634) 99.1%		13,634,955

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.8%)
JP Morgan Chase, New York Time Deposit	0.01	04/01/21	112,291	112,291

TOTAL TEMPORARY CASH INVESTMENT (Cost: $112,291) 0.8%				112,291

TOTAL INVESTMENTS (Cost: $12,176,925) 99.9%				13,747,246

OTHER NET ASSETS 0.1%				13,347

NET ASSETS 100.0%				$13,760,593

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (50.1%)
U.S. Treasury Bond	AA+	1.13	05/15/40	350,000	285,578
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	423,475
U.S. Treasury Note	AA+	0.50	04/30/27	200,000	191,547
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	426,217
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	476,797
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	181,250
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	519,664
U.S. Treasury Note	AA+	1.38	09/30/23	685,000	704,399
U.S. Treasury Note	AA+	1.50	10/31/21	235,000	236,974
U.S. Treasury Note	AA+	1.50	02/28/23	185,000	189,712
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	844,852
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	253,623
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	852,038
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	494,437
U.S. Treasury Note	AA+	1.75	11/30/21	275,000	278,072
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	719,330
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	719,705
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	556,847
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	584,461
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	583,816
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	592,217

					10,115,011

U.S. GOVERNMENT AGENCIES (29.4%)
NON-MORTGAGE-BACKED OBLIGATIONS (29.4%)
FHLB	AA+	0.25	06/03/22	500,000	500,772
FHLB	AA+	0.50	04/14/25	840,000	833,393
FHLB	AA+	2.13	06/10/22	700,000	716,705
FHLMC	AA+	0.25	06/26/23	1,500,000	1,501,516
FHLMC	AA+	1.50	02/12/25	400,000	413,503
FNMA	AA+	0.50	06/17/25	1,500,000	1,485,630
FNMA	AA+	0.50	11/07/25	100,000	98,478
FNMA	AA+	0.63	04/22/25	400,000	398,939

					5,948,936

CORPORATE DEBT (19.7%)
COMMUNICATION SERVICES (0.6%)
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	72,034
Omnicom Group, Inc.	BBB+	3.63	05/01/22	55,000	56,894

					128,928

CONSUMER DISCRETIONARY (2.2%)
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,255
Dollar General Corp.	BBB	3.25	04/15/23	30,000	31,567
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	60,378
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	20,714
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	38,723
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	56,633
NVR, Inc.	BBB+	3.95	09/15/22	55,000	57,040
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	10,000	10,088
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	71,610
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	75,685

					432,693

CONSUMER STAPLES (1.4%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	55,000	56,660
Kellogg Co.	BBB	2.65	12/01/23	55,000	57,778
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	84,891
Kroger Co.	BBB	2.95	11/01/21	55,000	55,726
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,795

					280,850

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

ENERGY (0.6%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	40,000	6,825
Energen Corp.	BBB-	4.63	09/01/21	55,000	55,326
Marathon Oil Corp.	BBB-	2.80	11/01/22	55,000	56,414
Valaris PLC	NR	4.88	06/01/22	55,000	7,178

					125,743

FINANCIALS (7.3%)
Aflac, Inc.	A-	3.63	06/15/23	15,000	16,058
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	57,903
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	60,191
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	71,458
Assurant, Inc.	BBB	4.00	03/15/23	55,000	58,648
Block Financial LLC	BBB	5.50	11/01/22	70,000	73,464
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	55,680
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	22,069
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	76,543
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	77,653
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	73,251
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	76,063
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	58,023
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	43,852
Legg Mason, Inc.	A	3.95	07/15/24	55,000	60,482
Lincoln National Corp.	A-	4.00	09/01/23	55,000	59,444
Morgan Stanley	BBB+	3.13	01/23/23	70,000	73,293
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	71,666
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	58,271
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	54,478
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	60,868
Synchrony Financial	BBB-	3.70	08/04/26	40,000	43,042
Unum Group	BBB	4.00	03/15/24	55,000	59,787
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	60,876
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	57,192

					1,480,255

HEALTH CARE (2.2%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	73,016
Aetna, Inc.	BBB	2.80	06/15/23	70,000	73,018
Anthem, Inc.	A	3.13	05/15/22	55,000	56,655
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,138
CVS Health Corp.	BBB	3.88	07/20/25	40,000	44,214
Humana, Inc.	BBB+	3.85	10/01/24	70,000	76,444
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	15,000	15,540
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	38,866
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	56,178

					450,069

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	35,000	37,253
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	56,557
General Dynamics Corp.	A	3.25	04/01/25	35,000	37,898
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	56,764
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	57,671

					246,143

INFORMATION TECHNOLOGY (1.2%)
Avnet, Inc.	BBB-	3.75	12/01/21	30,000	30,525
Fiserv, Inc.	BBB	4.75	06/15/21	50,000	50,429
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,526

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Intel Corp.	A+	3.40	03/25/25	75,000	81,617
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	58,155

					247,252

MATERIALS (0.7%)
Domtar Corp.	BBB-	4.40	04/01/22	55,000	56,497
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	5,000	5,081
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,144
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	57,482

					139,204

REAL ESTATE (1.8%)
Boston Properties LP	BBB+	3.80	02/01/24	80,000	86,119
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	74,139
Diversified Healthcare Trust	BB-	4.75	05/01/24	15,000	15,412
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	41,886
Mack-Cali Realty LP	BB-	4.50	04/18/22	25,000	25,308
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	53,704
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	21,616
Service Properties Trust	BB-	5.00	08/15/22	35,000	35,523

					353,707

UTILITIES (0.5%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	25,000	25,847
Southern Co.	BBB+	3.25	07/01/26	70,000	74,927

					100,774

TOTAL CORPORATE DEBT					3,985,618

TOTAL LONG-TERM DEBT SECURITIES (Cost: $20,011,720) 99.2%					20,049,565

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Superior Energy Svcs., Inc.*				928	23,381

TOTAL COMMON STOCKS (Cost: $55,336) 0.1%					23,381

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	0.01	04/01/21	51,174	51,174

TOTAL TEMPORARY CASH INVESTMENT (Cost: $51,174) 0.2%				51,174

TOTAL INVESTMENTS (Cost: $20,118,230) 99.5%				20,124,120

OTHER NET ASSETS 0.5%				94,497

NET ASSETS 100.0%				$20,218,617

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.3%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	1,162,711
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	894,437
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	212,656
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	596,814
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	224,454
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	664,366
U.S. Treasury Note	AA+	0.63	05/15/30	775,000	705,250
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	345,693
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,048,715
U.S. Treasury Note	AA+	2.25	02/15/27	345,000	366,428
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,648,118
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,127,361
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,421,489
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,130,314
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	917,880
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	95,057
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	394,726
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	373,588
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	363,004
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	161,705
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	152,327
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	142,955

					14,150,048

U.S. GOVERNMENT AGENCIES (30.7%)
MORTGAGE-BACKED OBLIGATIONS (30.7%)
FHLMC	AA+	2.00	11/01/40	293,987	297,989
FHLMC	AA+	2.00	11/01/50	93,500	93,446
FHLMC	AA+	2.00	11/01/50	98,980	98,923
FHLMC	AA+	2.00	11/01/50	123,946	123,681
FHLMC	AA+	2.00	12/01/50	99,440	99,444
FHLMC	AA+	2.00	02/01/51	199,416	200,227
FHLMC	AA+	2.50	12/01/27	19,165	20,015
FHLMC	AA+	2.50	06/01/35	39,761	41,363
FHLMC	AA+	2.50	10/01/49	85,521	88,087
FHLMC	AA+	2.50	11/01/50	591,353	607,506
FHLMC	AA+	3.00	02/01/32	46,801	49,794
FHLMC	AA+	3.00	11/01/42	11,955	12,310
FHLMC	AA+	3.00	03/01/43	26,116	27,769
FHLMC	AA+	3.00	04/01/43	25,397	27,005
FHLMC	AA+	3.00	04/01/43	159,704	169,744
FHLMC	AA+	3.00	04/01/43	176,148	187,255
FHLMC	AA+	3.00	09/15/43	24,199	24,649
FHLMC	AA+	3.00	04/15/45	24,754	25,320
FHLMC	AA+	3.00	09/01/46	62,143	65,955
FHLMC	AA+	3.00	09/01/46	40,003	41,883
FHLMC	AA+	3.00	11/01/46	17,731	18,183
FHLMC	AA+	3.00	05/01/49	76,409	79,794
FHLMC	AA+	3.00	11/01/49	45,471	47,629
FHLMC	AA+	3.00	11/01/49	79,927	83,972
FHLMC	AA+	3.50	02/01/35	56,848	61,396
FHLMC	AA+	3.50	02/01/36	33,880	36,435
FHLMC	AA+	3.50	11/01/39	85,761	90,785
FHLMC	AA+	3.50	01/01/41	54,481	58,880
FHLMC	AA+	3.50	06/01/43	34,970	38,044
FHLMC	AA+	3.50	01/01/44	179,008	194,483
FHLMC	AA+	3.50	05/15/44	9,194	9,313
FHLMC	AA+	3.50	11/01/45	44,642	48,134
FHLMC	AA+	3.50	08/01/47	44,229	47,107

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FHLMC	AA+	3.50	11/01/47	47,238	50,183
FHLMC	AA+	3.50	12/01/47	43,214	45,852
FHLMC	AA+	3.50	07/01/49	49,810	52,942
FHLMC	AA+	4.00	02/01/25	35,720	38,019
FHLMC	AA+	4.00	05/01/25	26,487	28,202
FHLMC	AA+	4.00	01/01/38	33,032	36,767
FHLMC	AA+	4.00	06/15/38	100,000	104,241
FHLMC	AA+	4.00	01/15/40	100,000	106,652
FHLMC	AA+	4.00	10/01/44	46,942	51,617
FHLMC	AA+	4.00	05/01/47	32,933	35,602
FHLMC	AA+	4.00	09/01/48	66,329	71,213
FHLMC	AA+	4.00	10/01/48	26,329	28,208
FHLMC	AA+	4.00	04/01/49	163,497	176,575
FHLMC	AA+	4.50	08/15/35	22,301	24,633
FHLMC	AA+	4.50	05/01/48	22,574	24,644
FHLMC	AA+	4.50	05/01/48	34,300	37,499
FHLMC	AA+	5.00	02/01/26	24,510	27,101
FHLMC Strip	AA+	3.00	01/15/43	49,446	50,653
FHLMC Strip	AA+	3.50	10/15/47	26,101	26,889
FNMA	AA+	2.00	03/01/35	172,766	177,642
FNMA	AA+	2.00	11/01/35	192,786	198,019
FNMA	AA+	2.00	11/01/35	194,809	200,097
FNMA	AA+	2.00	02/01/36	99,551	102,253
FNMA	AA+	2.00	08/01/40	180,697	182,487
FNMA	AA+	2.00	10/01/50	190,210	190,189
FNMA	AA+	2.00	10/01/50	71,776	71,690
FNMA	AA+	2.00	10/01/50	99,182	99,137
FNMA	AA+	2.25	01/01/28	26,067	27,087
FNMA	AA+	2.50	02/01/33	28,940	29,725
FNMA	AA+	2.50	05/01/35	47,621	49,552
FNMA	AA+	2.50	10/01/35	143,384	150,358
FNMA	AA+	2.50	03/01/50	124,078	127,468
FNMA	AA+	2.50	03/01/50	72,090	74,045
FNMA	AA+	2.68	12/01/26	75,000	79,675
FNMA	AA+	2.92	07/01/27	46,601	49,831
FNMA	AA+	3.00	05/25/31	90,518	92,639
FNMA	AA+	3.00	09/01/33	33,108	34,955
FNMA	AA+	3.00	03/01/36	31,497	33,112
FNMA	AA+	3.00	04/25/42	40,610	41,463
FNMA	AA+	3.00	12/01/42	10,686	10,993
FNMA	AA+	3.00	04/01/43	10,795	11,106
FNMA	AA+	3.00	02/01/45	21,853	23,299
FNMA	AA+	3.00	03/01/45	7,041	7,242
FNMA	AA+	3.00	01/01/47	20,830	21,362
FNMA	AA+	3.00	12/01/47	16,330	17,087
FNMA	AA+	3.00	03/01/50	142,412	148,969
FNMA	AA+	3.50	07/01/34	47,777	51,410
FNMA	AA+	3.50	10/01/34	35,145	37,331
FNMA	AA+	3.50	01/01/43	16,059	17,410
FNMA	AA+	3.50	08/01/43	28,378	30,830
FNMA	AA+	3.50	08/01/43	60,383	65,900
FNMA	AA+	3.50	08/01/44	48,224	50,327
FNMA	AA+	3.50	08/25/44	4,963	4,982
FNMA	AA+	3.50	04/01/45	45,841	49,252
FNMA	AA+	3.50	05/01/45	67,943	72,955
FNMA	AA+	3.50	10/01/45	83,941	90,046
FNMA	AA+	3.50	02/01/46	54,686	57,994
FNMA	AA+	3.50	02/01/46	28,619	30,707
FNMA	AA+	3.50	02/01/47	42,326	45,329
FNMA	AA+	3.50	09/01/47	98,786	106,258
FNMA	AA+	3.50	09/01/47	97,159	103,021

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

FNMA	AA+	3.50	04/01/48	18,446	19,442
FNMA	AA+	3.50	08/01/49	66,282	69,988
FNMA	AA+	3.50	02/01/50	39,314	42,055
FNMA	AA+	3.53	01/01/26	100,000	104,471
FNMA	AA+	4.00	07/25/26	23,264	24,169
FNMA	AA+	4.00	05/25/29	38,602	38,915
FNMA	AA+	4.00	01/01/31	54,244	58,707
FNMA	AA+	4.00	10/01/36	18,055	19,730
FNMA	AA+	4.00	05/01/43	100,267	110,315
FNMA	AA+	4.00	01/01/44	140,073	154,850
FNMA	AA+	4.00	11/01/45	28,984	31,671
FNMA	AA+	4.00	02/01/47	41,927	45,718
FNMA	AA+	4.00	05/01/48	57,481	61,778
FNMA	AA+	4.00	02/01/50	83,146	89,129
FNMA	AA+	4.00	03/01/50	160,027	173,778
FNMA	AA+	4.00	07/01/56	27,228	30,495
FNMA	AA+	4.50	05/01/30	136,060	149,316
FNMA	AA+	4.50	12/01/39	59,686	66,151
FNMA	AA+	4.50	07/01/40	89,596	96,978
FNMA	AA+	4.50	07/01/42	120,798	135,968
FNMA	AA+	4.50	04/01/44	27,829	31,015
FNMA	AA+	4.50	11/01/47	36,826	40,881
FNMA	AA+	4.50	11/01/47	40,197	44,509
FNMA	AA+	4.50	11/01/47	50,929	56,199
FNMA	AA+	4.50	02/01/49	25,660	27,975
FNMA	AA+	5.00	10/01/25	43,159	47,720
FNMA	AA+	5.00	08/01/37	60,359	70,060
FNMA	AA+	5.00	09/25/40	15,088	15,159
FNMA	AA+	5.50	09/01/25	42,281	47,132
FNMA	AA+	5.50	05/01/38	61,126	71,528
FNMA	AA+	6.00	01/01/25	36,487	40,928
FNMA	AA+	6.00	03/01/36	16,019	17,921
FNMA	AA+	6.00	04/01/37	13,429	15,121
FNMA	AA+	6.00	12/01/37	28,794	34,326
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	33,448	33,749
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	35,891	37,316
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	40,897	42,391
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	22,448	23,663
GNMA (2)	AA+	3.00	07/16/36	37,210	38,736
GNMA (2)	AA+	3.00	01/15/46	55,721	61,839
GNMA (2)	AA+	3.00	03/15/46	76,978	85,439
GNMA (2)	AA+	3.00	07/15/46	59,273	65,790
GNMA (2)	AA+	3.00	02/20/47	29,772	31,180
GNMA (2)	AA+	3.50	05/20/31	81,869	88,309
GNMA (2)	AA+	3.50	02/20/42	17,586	18,385
GNMA (2)	AA+	3.50	07/15/42	33,089	35,705
GNMA (2)	AA+	3.50	03/20/45	43,983	46,912
GNMA (2)	AA+	3.50	05/20/45	48,343	52,933
GNMA (2)	AA+	4.00	04/15/24	55,172	58,671
GNMA (2)	AA+	4.00	01/20/41	21,952	23,809
GNMA (2)	AA+	4.00	08/15/41	18,079	19,782
GNMA (2)	AA+	4.00	12/15/41	28,276	31,308
GNMA (2)	AA+	4.00	08/20/42	15,074	16,330
GNMA (2)	AA+	4.50	10/15/40	43,169	49,585
GNMA (2)	AA+	5.00	04/15/39	24,891	29,143
GNMA (2)	AA+	5.00	06/20/39	18,339	20,708
GNMA (2)	AA+	5.50	01/15/36	60,364	67,100

					10,262,127

CORPORATE DEBT (21.7%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,556
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	108,051
Omnicom Group, Inc.	BBB+	3.63	05/01/22	20,000	20,689

					149,296

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

CONSUMER DISCRETIONARY (3.2%)
Amazon.com, Inc.	AA-	5.20	12/03/25	105,000	123,508
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	42,784
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,383
Brinker International, Inc.	B-	3.88	05/15/23	85,000	86,275
Dollar General Corp.	BBB	3.25	04/15/23	85,000	89,440
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	115,267
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	5,000	5,022
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	41,428
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	40,878
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	33,191
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	66,930
Mattel, Inc.	B+	3.15	03/15/23	40,000	40,400
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,153
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	72,585
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	54,308
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	87,639
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	43,513
Whirlpool Corp.	BBB	4.85	06/15/21	20,000	20,172

					1,066,876

CONSUMER STAPLES (1.2%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	85,000	87,564
Kroger Co.	BBB	2.95	11/01/21	100,000	101,320
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	44,856
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	67,068
Sysco Corp.	BBB-	3.75	10/01/25	75,000	81,680

					382,488

ENERGY (1.3%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	58,301
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	65,000	11,091
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,505
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	115,349
Marathon Oil Corp.	BBB-	2.80	11/01/22	85,000	87,185
Murphy Oil Corp.	BB	4.95	12/01/22	75,000	79,755
Valaris PLC	NR	4.88	06/01/22	85,000	11,092

					448,278

FINANCIALS (6.4%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	42,111
American Express Co.	BBB	3.63	12/05/24	105,000	114,497
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	114,650
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	115,128
Block Financial LLC	BBB	5.25	10/01/25	65,000	72,769
Block Financial LLC	BBB	5.50	11/01/22	45,000	47,227
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	86,051
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	114,421
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	82,758
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	114,814
Genworth Hldgs., Inc.	B-	7.63	09/24/21	25,000	25,656
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	115,112
Kemper Corp.	BBB	4.35	02/15/25	40,000	43,498
Lincoln National Corp.	A-	4.00	09/01/23	85,000	91,868
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	65,000	65,029
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	89,033
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	116,744
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,511
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	21,908
Reinsurance Group of America, Inc.	A	5.00	06/01/21	65,000	65,467
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	104,003

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	33,201
Synchrony Financial	BBB-	3.70	08/04/26	55,000	59,182
Unum Group	BBB	4.00	03/15/24	105,000	114,139
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	116,218
Wells Fargo & Co.	BBB	3.45	02/13/23	85,000	89,539
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	21,637
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	41,594

					2,138,765

HEALTH CARE (1.6%)
Anthem, Inc.	A	3.30	01/15/23	75,000	78,723
Biogen, Inc.	A-	4.05	09/15/25	50,000	55,549
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	42,706
Humana, Inc.	BBB+	3.85	10/01/24	65,000	70,984
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	40,000	41,441
Owens & Minor, Inc.	B+	4.38	12/15/24	60,000	61,950
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,260
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	72,179
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	107,248

					547,040

INDUSTRIALS (1.5%)
Deere & Co.	A	2.75	04/15/25	125,000	133,046
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	87,406
General Dynamics Corp.	A	3.25	04/01/25	65,000	70,382
Hexcel Corp.	BB+	4.95	08/15/25	80,000	86,993
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	115,804

					493,631

INFORMATION TECHNOLOGY (2.0%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	117,011
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,526
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,536
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,307
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	105,000	115,233
Fiserv, Inc.	BBB	4.75	06/15/21	20,000	20,172
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	90,190
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	20,693
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	17,094
Intel Corp.	A+	3.40	03/25/25	100,000	108,823
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	117,169
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	21,905

					681,659

MATERIALS (2.4%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	77,720
Domtar Corp.	BBB-	4.40	04/01/22	105,000	107,858
Dow Chemical Co.	BBB-	3.50	10/01/24	100,000	107,881
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	86,382
Kinross Gold Corp.	BBB-	5.13	09/01/21	85,000	85,613
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	43,565
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	116,760
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	88,835
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,659
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	66,055

					801,328

REAL ESTATE (1.4%)
Boston Properties LP	BBB+	3.85	02/01/23	65,000	68,298
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	85,964
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,009
Mack-Cali Realty LP	BB-	4.50	04/18/22	105,000	106,293
Service Properties Trust	BB-	5.00	08/15/22	95,000	96,418
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,294
Welltower, Inc.	BBB+	3.75	03/15/23	15,000	15,838

					472,114

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

UTILITIES (0.2%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	20,000	20,678
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	44,889

					65,567

TOTAL CORPORATE DEBT					7,247,042

TOTAL LONG-TERM DEBT SECURITIES (Cost: $31,993,131) 94.7%					31,659,217

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Superior Energy Svcs., Inc.*				1,470	37,037	††

TOTAL COMMON STOCKS (Cost: $87,615) 0.1%					37,037

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.7%)
JP Morgan Chase, New York Time Deposit		0.01	04/01/21	1,567,552	1,567,552

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,567,552) 4.7%					1,567,552

TOTAL INVESTMENTS (Cost: $33,648,298) 99.5%					33,263,806

OTHER NET ASSETS 0.5%					171,845

NET ASSETS 100.0%					$33,435,651

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.6%)	183,786	2,777,004
Equity Index Portfolio (28.5%)	47,610	2,866,625
International Portfolio (5.7%)	55,710	567,685
Mid-Cap Equity Index Portfolio (5.9%)	20,494	590,429
Mid-Term Bond Portfolio (32.2%)	294,020	3,240,105

TOTAL INVESTMENTS (Cost: $9,321,595) 99.9%		10,041,848

OTHER NET ASSETS 0.1%		6,730

NET ASSETS 100.0%		$10,048,578

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.2%)	334,623	5,056,154
Equity Index Portfolio (37.7%)	149,353	8,992,526
International Portfolio (10.5%)	244,288	2,489,291
Mid-Cap Equity Index Portfolio (17.6%)	145,915	4,203,814
Mid-Term Bond Portfolio (13.0%)	281,866	3,106,166

TOTAL INVESTMENTS (Cost: $20,824,073) 100.0%		23,847,951

OTHER NET ASSETS 0.0% (1)		5,433

NET ASSETS 100.0%		$23,853,384

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (16.0%)	44,950	679,201
Equity Index Portfolio (35.5%)	25,029	1,507,006
International Portfolio (14.7%)	61,089	622,492
Mid-Cap Equity Index Portfolio (21.6%)	31,904	919,148
Small Cap Growth Portfolio (6.6%)	12,750	282,288
Small Cap Value Portfolio (5.4%)	13,162	228,761

TOTAL INVESTMENTS (Cost: $3,535,317) 99.8%		4,238,896

OTHER NET ASSETS 0.2%		7,527

NET ASSETS 100.0%		$4,246,423

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.6%)	60,644	916,335
Equity Index Portfolio (22.9%)	12,643	761,226
Mid-Cap Equity Index Portfolio (6.7%)	7,720	222,409
Mid-Term Bond Portfolio (28.3%)	85,443	941,582
Money Market Portfolio (14.3%)	38,673	476,833

TOTAL INVESTMENTS (Cost: $3,144,743) 99.8%		3,318,385

OTHER NET ASSETS 0.2%		7,341

NET ASSETS 100.0%		$3,325,726

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (28.2%)	114,269	1,726,603
Equity Index Portfolio (23.4%)	23,816	1,433,976
International Portfolio (5.6%)	33,578	342,163
Mid-Cap Equity Index Portfolio (9.0%)	19,067	549,315
Mid-Term Bond Portfolio (24.5%)	136,029	1,499,039
Money Market Portfolio (9.2%)	46,027	567,514

TOTAL INVESTMENTS (Cost: $5,661,403) 99.9%		6,118,610

OTHER NET ASSETS 0.1%		7,325

NET ASSETS 100.0%		$6,125,935

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.9%)	277,309	4,190,143
Equity Index Portfolio (25.9%)	69,719	4,197,792
International Portfolio (8.7%)	138,236	1,408,624
Mid-Cap Equity Index Portfolio (11.0%)	61,965	1,785,218
Mid-Term Bond Portfolio (21.3%)	313,597	3,455,834
Money Market Portfolio (4.5%)	59,005	727,527
Small Cap Growth Portfolio (1.3%)	9,674	214,181
Small Cap Value Portfolio (1.4%)	13,186	229,166

TOTAL INVESTMENTS (Cost: $14,698,268) 100.0%		16,208,485

OTHER NET ASSETS 0.0% (1)		5,936

NET ASSETS 100.0%		$16,214,421

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (24.4%)	356,183	5,381,920
Equity Index Portfolio (29.9%)	109,304	6,581,187
International Portfolio (10.5%)	227,639	2,319,646
Mid-Cap Equity Index Portfolio (13.5%)	103,376	2,978,265
Mid-Term Bond Portfolio (16.4%)	328,453	3,619,551
Small Cap Growth Portfolio (2.6%)	25,195	557,813
Small Cap Value Portfolio (2.7%)	34,197	594,336

TOTAL INVESTMENTS (Cost: $19,557,850) 100.0%		22,032,718

OTHER NET ASSETS 0.0% (1)		6,011

NET ASSETS 100.0%		$22,038,729

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.6%)	165,699	2,503,706
Equity Index Portfolio (34.3%)	72,763	4,381,034
International Portfolio (13.3%)	167,329	1,705,078
Mid-Cap Equity Index Portfolio (17.0%)	75,771	2,182,976
Mid-Term Bond Portfolio (8.4%)	97,666	1,076,282
Small Cap Growth Portfolio (3.6%)	20,867	462,003
Small Cap Value Portfolio (3.8%)	28,277	491,453

TOTAL INVESTMENTS (Cost: $11,156,004) 100%		12,802,532

OTHER NET ASSETS 0.0% (1)		6,909

NET ASSETS 100.0%		$12,809,441

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.0%)	84,104	1,270,818
Equity Index Portfolio (35.2%)	39,075	2,352,730
International Portfolio (15.5%)	101,593	1,035,230
Mid-Cap Equity Index Portfolio (19.3%)	44,787	1,290,319
Small Cap Equity Index Portfolio (1.2%)	6,400	82,373
Small Cap Growth Portfolio (4.7%)	14,029	310,610
Small Cap Value Portfolio (5.0%)	19,399	337,162

TOTAL INVESTMENTS (Cost: $5,688,878) 99.9%		6,679,242

OTHER NET ASSETS 0.1%		7,046

NET ASSETS 100.0%		$6,686,288

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.3%)	49,656	750,303
Equity Index Portfolio (34.5%)	32,490	1,956,207
International Portfolio (18.3%)	101,431	1,033,581
Mid-Cap Equity Index Portfolio (21.9%)	43,144	1,242,986
Small Cap Equity Index Portfolio (2.4%)	10,567	135,999
Small Cap Growth Portfolio (4.6%)	11,748	260,092
Small Cap Value Portfolio (4.9%)	16,000	278,073

TOTAL INVESTMENTS (Cost: $4,710,295) 99.9%		5,657,241

OTHER NET ASSETS 0.1%		7,185

NET ASSETS 100.0%		$5,664,426

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.0%)	24,390	368,525
Equity Index Portfolio (34.1%)	18,984	1,143,024
International Portfolio (18.8%)	61,587	627,576
Mid-Cap Equity Index Portfolio (21.9%)	25,446	733,111
Small Cap Equity Index Portfolio (2.4%)	6,109	78,625
Small Cap Growth Portfolio (5.6%)	8,529	188,830
Small Cap Value Portfolio (6.0%)	11,567	201,028

TOTAL INVESTMENTS (Cost: $2,816,777) 99.8%		3,340,719

OTHER NET ASSETS 0.2%		7,549

NET ASSETS 100.0%		$3,348,268

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.2%)	19,889	300,524
Equity Index Portfolio (32.9%)	17,765	1,069,643
International Portfolio (19.6%)	62,667	638,580
Mid-Cap Equity Index Portfolio (22.9%)	25,884	745,721
Small Cap Equity Index Portfolio (3.6%)	8,994	115,749
Small Cap Growth Portfolio (5.6%)	8,271	183,120
Small Cap Value Portfolio (6.0%)	11,253	195,572

TOTAL INVESTMENTS (Cost: $2,675,006) 99.8%		3,248,909

OTHER NET ASSETS 0.2%		7,564

NET ASSETS 100.0%		$3,256,473

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.5%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.8%)	2,728	41,220
Equity Index Portfolio (31.3%)	2,769	166,695
International Portfolio (19.1%)	9,968	101,569
Mid-Cap Equity Index Portfolio (23.0%)	4,249	122,413
Small Cap Equity Index Portfolio (3.5%)	1,444	18,584
Small Cap Growth Portfolio (6.7%)	1,605	35,533
Small Cap Value Portfolio (7.1%)	2,185	37,976

TOTAL INVESTMENTS (Cost: $436,963) 98.5%		523,990

OTHER NET ASSETS 1.5%		7,831

NET ASSETS 100.0%		$531,821

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.5%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.4%)	1,637	24,742
Equity Index Portfolio (31.1%)	1,993	120,015
International Portfolio (19.6%)	7,429	75,699
Mid-Cap Equity Index Portfolio (24.0%)	3,213	92,579
Small Cap Equity Index Portfolio (4.6%)	1,365	17,565
Small Cap Growth Portfolio (5.9%)	1,031	22,819
Small Cap Value Portfolio (6.9%)	1,529	26,582

TOTAL INVESTMENTS (Cost: $328,793) 98.5%		380,001

OTHER NET ASSETS 1.5%		6,027

NET ASSETS 100.0%		$386,028

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,949,844	39.0%
MID-TERM BOND PORTFOLIO	$22,069	0.1%
BOND PORTFOLIO	$82,758	0.2%

††	Level 3 Security.
(1)	Percentage is less than 0.05%.
(2)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2021 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of March 31, 2021, management determined that the fair value inputs for all equity securities were considered Level 1, with exception of three securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2021. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of March 31, 2021:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock - Indexed	$100,174,972	-	-		$100,174,972
Warrants	$4,395	-	-		$4,395
Temporary Cash Investment	-	$140,532	-		$140,532

	$100,179,367	$140,532	-		$100,319,899

All America Portfolio
Common Stock - Indexed	$9,577,271	-	-		$9,577,271
Common Stock - Active	$6,204,202	-	-		$6,204,202
Temporary Cash Investment	-	$59,427	-		$59,427

	$15,781,473	$59,427	-		$15,840,900

Small Cap Value Portfolio
Common Stock	$9,903,711	-	-		$9,903,711
Temporary Cash Investment	-	$610,291	-		$610,291

	$9,903,711	$610,291	-		$10,514,002

Small Cap Growth Portfolio
Common Stock	$15,971,955	-	-		$15,971,955
Temporary Cash Investment	-	$436,420	-		$436,420

	$15,971,955	$436,420	-		$16,408,375

Small Cap Equity Index Portfolio
Common Stock - Indexed	$6,925,950	-	$-	(a)	$6,925,950
Temporary Cash Investment	-	$99,235	-		$99,235

	$6,925,950	$99,235	-		$7,025,185

Mid Cap Value Portfolio
Common Stock	$2,196,404	-	-		$2,196,404
Temporary Cash Investment	-	$32,248	-		$32,248

	$2,196,404	$32,248	-		$2,228,652

Mid-Cap Equity Index Portfolio
Common Stock - Indexed	$55,059,145	-	-		$55,059,145
Temporary Cash Investment	-	$69,915	-		$69,915

	$55,059,145	$69,915	-		$55,129,060

International Portfolio
Common Stock	$13,634,955	-	-		$13,634,955
Temporary Cash Investment	-	$112,291	-		$112,291

	$13,634,955	$112,291	-		$13,747,246

Retirement Income Portfolio
Common Stock	$3,318,385	-	-		$3,318,385

2015 Retirement Portfolio
Common Stock	$6,118,610	-	-		$6,118,610

2020 Retirement Portfolio
Common Stock	$16,208,485	-	-		$16,208,485

2025 Retirement Portfolio
Common Stock	$22,032,718	-	-		$22,032,718

2030 Retirement Portfolio
Common Stock	$12,802,532	-	-		$12,802,532

2035 Retirement Portfolio
Common Stock	$6,679,242	-	-		$6,679,242

2040 Retirement Portfolio
Common Stock	$5,657,241	-	-		$5,657,241

2045 Retirement Portfolio
Common Stock	$3,340,719	-	-		$3,340,719

2050 Retirement Portfolio
Common Stock	$3,248,909	-	-		$3,248,909

2055 Retirement Portfolio
Common Stock	$523,990	-	-		$523,990

2060 Retirement Portfolio
Common Stock	$380,001	-	-		$380,001

Conservative Allocation Portfolio
Common Stock	$10,041,848	-	-		$10,041,848

Moderate Allocation Portfolio
Common Stock	$23,847,951	-	-		$23,847,951

Aggressive Allocation Portfolio
Common Stock	$4,238,896	-	-		$4,238,896

Money Market Portfolio
U.S. Government Agency Short-Term Debt	-	$3,049,947	-		$3,049,947
Commercial Paper	-	$4,449,719	-		$4,449,719
Temporary Cash Investment	-	$58,397	-		$58,397

	-	$7,558,063	-		$7,558,063

Mid-Term Bond Portfolio
U.S. Government Debt	-	$10,115,011	-		$10,115,011

U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,948,936	-		$5,948,936
Long-Term Corporate Debt	-	$3,985,618	-		$3,985,618
Common Stock	-	-	$23,381	(a)	$23,381
Temporary Cash Investment	-	$51,174	-		$51,174

	-	$20,100,739	$23,381		$20,124,120

Bond Portfolio
U.S. Government Debt	-	$14,150,048	-		$14,150,048

U.S. Government Agency Residential Mortgage-Backed Obligations	-	$10,262,127	-		$10,262,127
Long-Term Corporate Debt	-	$7,247,042	-		$7,247,042
Common Stock	-	-	$37,037	(a)	$37,037
Temporary Cash Investment	-	$1,567,552	-		$1,567,552

	-	$33,226,769	$37,037		$33,263,806

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2021

	Balance December 31, 2020	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2021(b)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2021
Small Cap Equity Index Portfolio - Indexed Common Stock	-	-	-	-	-	-	-	$-	(c)	-
Mid-Term Bond Portfolio - Common Stock	-	($31,956)	-	55,337	-	-	-	$23,381	(d)	($31,956)
Bond Portfolio - Common Stock	-	($50,580)	-	87,617	-	-	-	$37,037	(e)	($50,580)

(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(c)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(d)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $23,381 fair value.
(e)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities.

The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting.

For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in affiliated investment companies during the period ended March 31, 2021 were as follows:

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2021	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$873,980	$91,929	$390	$(34,747)	$(15,217)	$916,335	$-	$-
Equity Index Portfolio	675,294	61,285	3,182	39,838	(18,373)	761,226	-	-
Mid-Cap Equity Index Portfolio	184,314	15,320	522	24,912	(2,659)	222,409	-	-
Mid-Term Bond Portfolio	878,914	91,929	525	(14,569)	(15,217)	941,582	-	-
Money Market Portfolio	438,477	45,964	3	(3)	(7,608)	476,833	-	-

Total	$3,050,979	$306,427	$4,622	$15,431	$(59,074)	$3,318,385	$-	$-

2015 Retirement Portfolio
Bond Portfolio	$1,758,992	$113,979	$1,969	$(69,884)	$(78,453)	$1,726,603	$-	$-
Equity Index Portfolio	1,500,521	10,252	28,357	60,919	(166,073)	1,433,976	-	-
International Portfolio	340,119	2,329	1,411	11,379	(13,075)	342,163	-	-
Mid-Cap Equity Index Portfolio	591,457	3,727	23,206	52,090	(121,165)	549,315	-	-
Mid-Term Bond Portfolio	1,476,059	111,647	2,236	(25,526)	(65,377)	1,499,039	-	-
Money Market Portfolio	589,005	4,660	10	(10)	(26,151)	567,514	-	-

Total	$6,256,153	$246,594	$57,189	$28,968	$(470,294)	$6,118,610	$-	$-

2020 Retirement Portfolio
Bond Portfolio	$4,279,056	$400,479	$8,375	$(173,825)	$(323,942)	$4,190,143	$-	$-
Equity Index Portfolio	4,443,783	89,710	102,096	160,806	(598,603)	4,197,792	-	-
International Portfolio	1,419,442	28,708	9,878	43,151	(92,555)	1,408,624	-	-
Mid-Cap Equity Index Portfolio	1,921,586	35,884	79,615	164,473	(416,340)	1,785,218	-	-
Mid-Term Bond Portfolio	3,385,310	378,947	8,721	(62,619)	(254,525)	3,455,834	-	-
Money Market Portfolio	767,432	17,941	23	(23)	(57,846)	727,527	-	-
Small Cap Growth Portfolio	209,841	3,588	4,000	8,321	(11,569)	214,181	-	-
Small Cap Value Portfolio	198,989	3,588	1,219	36,939	(11,569)	229,166	-	-

Total	$16,625,439	$958,845	$213,927	$177,223	$(1,766,949)	$16,208,485	$-	$-

2025 Retirement Portfolio
Bond Portfolio	$5,252,937	$578,377	$10,471	$(214,579)	$(245,286)	$5,381,920	$-	$-
Equity Index Portfolio	6,574,508	191,588	89,994	298,500	(573,403)	6,581,187	-	-
International Portfolio	2,261,346	66,065	8,074	75,008	(90,847)	2,319,646	-	-
Mid-Cap Equity Index Portfolio	2,934,965	79,279	71,286	302,586	(409,851)	2,978,265	-	-
Mid-Term Bond Portfolio .	3,518,974	318,917	6,672	(61,488)	(163,524)	3,619,551	-	-
Small Cap Growth Portfolio	533,240	13,213	5,430	24,099	(18,169)	557,813	-	-
Small Cap Value Portfolio	503,782	13,212	84	95,427	(18,169)	594,336	-	-

Total	$21,579,752	$1,260,651	$192,011	$519,553	$(1,519,249)	$22,032,718	$-	$-

2030 Retirement Portfolio
Bond Portfolio	$2,421,199	$210,432	$1,133	$(95,772)	$(33,286)	$2,503,706	$-	$-
Equity Index Portfolio	4,031,407	158,442	8,441	239,556	(56,812)	4,381,034	-	-
International Portfolio	1,460,841	207,618	1,563	52,423	(17,367)	1,705,078	-	-
Mid-Cap Equity Index Portfolio	2,105,768	76,822	51,356	222,662	(273,632)	2,182,976	-	-
Mid-Term Bond Portfolio .	1,059,034	48,014	539	(16,833)	(14,472)	1,076,282	-	-
Small Cap Growth Portfolio	427,843	14,405	1,370	22,727	(4,342)	462,003	-	-
Small Cap Value Portfolio	403,133	14,405	195	78,062	(4,342)	491,453	-	-

Total	$11,909,225	$730,138	$64,597	$502,825	$(404,253)	$12,802,532	$-	$-

2035 Retirement Portfolio
Bond Portfolio	$1,193,953	$152,533	$1,040	$(49,435)	$(27,273)	$1,270,818	$-	$-
Equity Index Portfolio	2,113,708	156,027	7,562	125,415	(49,982)	2,352,730	-	-
International Portfolio	902,444	116,869	1,556	32,148	(17,787)	1,035,230	-	-
Mid-Cap Equity Index Portfolio	1,174,607	80,243	22,434	134,630	(121,595)	1,290,319	-	-
Small Cap Equity Index Portfolio	66,764	4,458	330	12,007	(1,186)	82,373	-	-
Small Cap Growth Portfolio	281,955	17,831	1,556	14,011	(4,743)	310,610	-	-
Small Cap Value Portfolio	270,511	17,831	206	53,357	(4,743)	337,162	-	-

Total	$6,003,942	$545,792	$34,684	$322,133	$(227,309)	$6,679,242	$-	$-

2040 Retirement Portfolio
Bond Portfolio	$710,055	$91,152	$892	$(28,704)	$(23,092)	$750,303	$-	$-
Equity Index Portfolio	1,813,768	90,021	8,691	102,654	(58,927)	1,956,207	-	-
International Portfolio	928,362	96,297	2,691	32,210	(25,979)	1,033,581	-	-
Mid-Cap Equity Index Portfolio	1,167,249	54,014	23,901	128,337	(130,515)	1,242,986	-	-
Small Cap Equity Index Portfolio	113,362	5,144	2,734	17,646	(2,887)	135,999	-	-
Small Cap Growth Portfolio	241,884	10,287	1,804	11,890	(5,773)	260,092	-	-
Small Cap Value Portfolio .	229,529	10,288	262	43,767	(5,773)	278,073	-	-

Total	$5,204,209	$357,203	$40,975	$307,800	$(252,946)	$5,657,241	$-	$-

2045 Retirement Portfolio
Bond Portfolio	$333,653	$49,627	$40	$(13,487)	$(1,308)	$368,525	$-	$-
Equity Index Portfolio	967,115	124,070	1,979	61,360	(11,500)	1,143,024	-	-
International Portfolio	496,554	113,809	176	18,719	(1,682)	627,576	-	-
Mid-Cap Equity Index Portfolio	625,223	74,445	9,939	75,583	(52,079)	733,111	-	-
Small Cap Equity Index Portfolio	60,449	7,089	37	11,237	(187)	78,625	-	-
Small Cap Growth Portfolio	162,641	17,724	163	8,769	(467)	188,830	-	-
Small Cap Value Portfolio .	153,087	17,723	40	30,645	(467)	201,028	-	-

Total	$2,798,722	$404,487	$12,374	$192,826	$(67,690)	$3,340,719	$-	$-

2050 Retirement Portfolio
Bond Portfolio	$298,975	$14,393	$49	$(11,543)	$(1,350)	$300,524	$-	$-
Equity Index Portfolio	979,518	40,780	2,121	59,289	(12,065)	1,069,643	-	-
International Portfolio	547,344	72,790	234	20,349	(2,137)	638,580	-	-
Mid-Cap Equity Index Portfolio	681,180	26,390	10,048	80,699	(52,596)	745,721	-	-
Small Cap Equity Index Portfolio	95,068	3,598	70	17,350	(337)	115,749	-	-
Small Cap Growth Portfolio	168,135	5,997	212	9,338	(562)	183,120	-	-
Small Cap Value Portfolio	158,993	5,995	46	31,100	(562)	195,572	-	-

Total	$2,929,213	$169,943	$12,780	$206,582	$(69,609)	$3,248,909	$-	$-

2055 Retirement Portfolio
Bond Portfolio	$38,145	$5,083	$23	$(1,501)	$(530)	$41,220	$-	$-
Equity Index Portfolio	149,776	17,280	1,672	7,794	(9,827)	166,695	-	-
International Portfolio	83,748	15,656	95	3,078	(1,008)	101,569	-	-
Mid-Cap Equity Index Portfolio	104,380	11,182	1,287	12,749	(7,185)	122,413	-	-
Small Cap Equity Index Portfolio	14,544	1,525	35	2,639	(159)	18,584	-	-
Small Cap Growth Portfolio	31,007	3,050	92	1,703	(319)	35,533	-	-
Small Cap Value Portfolio	29,458	3,050	(1)	5,788	(319)	37,976	-	-

Total	$451,058	$56,826	$3,203	$32,250	$(19,347)	$523,990	$-	$-

2060 Retirement Portfolio
Bond Portfolio	$19,339	$10,621	$212	$(915)	$(4,515)	$24,742	$-	$-
Equity Index Portfolio	92,514	48,407	3,757	2,003	(26,666)	120,015	-	-
International Portfolio	56,122	28,890	935	1,041	(11,289)	75,699	-	-
Mid-Cap Equity Index Portfolio	69,014	31,188	1,883	6,486	(15,992)	92,579	-	-
Small Cap Equity Index Portfolio	12,423	5,459	460	1,481	(2,258)	17,565	-	-
Small Cap Growth Portfolio	19,962	8,177	2,081	(1,015)	(6,386)	22,819	-	-
Small Cap Value Portfolio	18,590	8,167	(110)	3,321	(3,386)	26,582	-	-

Total	$287,964	$140,909	$9,218	$12,402	$(70,492)	$380,001	$-	$-

Conservative Allocation Portfolio
Bond Portfolio	$2,807,511	$197,599	$4,465	$(111,460)	$(121,111)	$2,777,004	$-	$-
Equity Index Portfolio	2,645,091	164,662	17,161	148,332	(108,621)	2,866,625	-	-
International Portfolio	534,638	32,933	2,153	18,146	(20,185)	567,685	-	-
Mid-Cap Equity Index Portfolio	508,221	32,932	3,445	66,016	(20,185)	590,429	-	-
Mid-Term Bond Portfolio	3,200,283	230,531	5,417	(54,830)	(141,296)	3,240,105	-	-

Total	$9,695,744	$658,657	$32,641	$66,204	$(411,398)	$10,041,848	$-	$-

Moderate Allocation Portfolio
Bond Portfolio	$5,308,688	$123,642	$6,027	$(204,908)	$(177,295)	$5,056,154	$-	$-
Equity Index Portfolio	8,552,203	173,099	38,390	485,344	(256,510)	8,992,526	-	-
International Portfolio	2,419,767	49,457	6,823	84,162	(70,918)	2,489,291	-	-
Mid-Cap Equity Index Portfolio	3,734,728	74,186	17,353	483,925	(106,378)	4,203,814	-	-
Mid-Term Bond Portfolio	3,186,591	74,186	3,988	(52,222)	(106,377)	3,106,166	-	-

Total	$23,201,977	$494,570	$72,581	$796,301	$(717,478)	$23,847,951	$-	$-

Aggressive Allocation Portfolio
Bond Portfolio	$690,171	$28,675	$352	$(26,798)	$(13,199)	$679,201	$-	$-
Equity Index Portfolio	1,400,251	50,183	5,339	82,318	(31,085)	1,507,006	-	-
International Portfolio	588,521	21,506	1,142	21,222	(9,899)	622,492	-	-
Mid-Cap Equity Index Portfolio	795,501	28,675	2,614	105,558	(13,200)	919,148	-	-
Small Cap Growth Portfolio	263,343	7,169	1,186	13,890	(3,300)	282,288	-	-
Small Cap Value Portfolio	187,956	7,169	383	36,553	(3,300)	228,761	-	-

Total	$3,925,743	$143,377	$11,016	$232,743	$(73,983)	$4,238,896	$-	$-